As Filed With the Securities and Exchange Commission on July 31, 1998

                                                    Registration No. 333-31127
                                                                     811-8291
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                              ------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 2                       [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 3                              [X]




                            ISI STRATEGY FUND, INC.
                            -----------------------
              (Exact Name of Registrant as Specified in Charter)

                               717 Fifth Avenue
                           New York, New York 10022
                       --------------------------------
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 446-5600
                                                          --------------

                                R. Alan Medaugh
                               717 Fifth Avenue
                              New York, NY 10022
                          ---------------------------
                    (Name and Address of Agent for Service)

                                   Copy to:
                            Richard W. Grant, Esq.
                          Morgan, Lewis & Bockius LLP
                             2000 One Logan Square
                            Philadelphia, PA 19103


--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

       _____ immediately upon filing pursuant to paragraph (b)
       _____ on ____, 1998 pursuant to paragraph (b)
       _____ 60 days after filing pursuant to paragraph (a)(1)
       _____ 75 days after filing pursuant to paragraph (a)(2)
       __X__ on October 1, 1998 pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------

 ISI
         INTERNATIONAL STRATEGY & INVESTMENT INC.

ISI STRATEGY FUND SHARES
(A Class of ISI Strategy Fund, Inc.)
717 Fifth Avenue
New York, New York  10022
For information call (800) 955-7175

         ISI Strategy Fund, Inc. (the "Fund") is designed to maximize total return through a combination of long-term growth of capital and current income. The Fund's investments are actively apportioned between U.S. equity securities and U.S. Treasury securities.

         The Fund offers shares of the ISI class of the Fund (the "Shares") through securities dealers and financial institutions that act as shareholder servicing agents. You may also buy Shares through the Fund's Transfer Agent. (See "How to Buy Shares".)


                               TABLE OF CONTENTS
                                                                          Page
                                                                          ----
INVESTMENT SUMMARY...................................................      1

FEES AND EXPENSES OF THE FUND........................................      2

INVESTMENT PROGRAM...................................................      3

THE FUND'S NET ASSET VALUE...........................................      4

HOW TO BUY SHARES....................................................      5

HOW TO REDEEM SHARES.................................................      6

TELEPHONE TRANSACTIONS...............................................      7

SALES CHARGES........................................................      7

DIVIDENDS AND TAXES..................................................      10

INVESTMENT ADVISOR AND SUB-ADVISOR...................................      10

ADMINISTRATOR........................................................      12

FINANCIAL HIGHLIGHTS.................................................      13

APPLICATION..........................................................      14

The Securities and Exchange Commission has neither approved nor disapproved these securities nor has it passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

               The date of this Prospectus is October 1, 1998.

INVESTMENT SUMMARY

Objectives and Strategies

         The Fund seeks to maximize total return through a combination of long-term growth of capital and current income. The Fund's investments are actively apportioned between U.S. equity and U.S. Treasury securities. International Strategy & Investment Inc. ("ISI" or the "Advisor"), the Fund's investment advisor determines the relative weightings of equity and Treasury securities in the Fund's portfolio and manages the Treasury portion of the portfolio. Edward S. Hyman and R. Alan Medaugh, Chairman and President, respectively, of ISI will guide the Fund's assets between equity securities and Treasury securities based on ISI's analysis of the pace of the economy and its forecasts for the direction of interest rates and corporate earnings. Wilshire Associates Incorporated, the Fund's sub-advisor ("Wilshire" or the "Sub-Advisor") is responsible for selecting the Fund's equity investments using a stratified sampling technique that seeks to capture the return of the broad U.S. equity market (refer to the sections on Investment Advisor and Sub-Advisor).

Risk Profile

         The Fund may be most appropriate for investors seeking long-term total return through an approach that seeks to moderate risk by balancing equity and fixed income investments. The value of an investment in the Fund will vary from day-to-day based on changes in the prices of the equity and Treasury securities in the Fund's portfolio. The Fund's equity investments can be expected to be particularly volatile, while the prices of Treasury securities will respond to economic and market factors, especially interest rate changes. Whether the Fund benefits from its active allocation strategy will depend on the Advisor's success in assessing economic trends and their impact on financial assets.

Fund Performance

         This table shows the Fund's total return compared to that of the Wilshire 5000 Index and the Consumer Price Index for the period from the Fund's inception on September 16, 1997 through December 31, 1997. This information provides some indication of the risks of investing in the Fund. This is an historical record and does not necessarily indicate how the Fund will perform in the future.

Total Return (for the period ended December 31, 1997)


                                            ISI Shares(1)      Wilshire 5000 Index(2)    Consumer Price Index(3)
Since Inception........................   2.41% (9/16/97)              2.49%                      0.62%

-----------------
(1)  Assumes the reinvestment of dividends and capital gains distributions.
(2) The Wilshire 5000 Index is an unmanaged index that is a widely recognized indicator of general market performance.
(3) The Consumer Price Index is a statistical measure of charge, over time, in the price of goods and services in major expenditure groups.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........................  4.45%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).............  None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower)........................................................................  None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees .....................................................................................  0.40%
Distribution and/or Service (12b-1) Fees.............................................................  0.25%
Other Expenses.......................................................................................  1.60%
                                                                                                       -----
Total Annual Fund Operating Expenses.................................................................  2.25%
                                                                                                       =====


Management and Administration Fees

The Advisor is currently waiving its fee so that the Fund's Total Operating Expenses do not exceed 1.00%. This waiver is voluntary and may be discontinued at any time. For the period from September 16, 1997 (commencement of operations) through May 31, 1998, both the Advisor and the Fund's administrator waived their fees. Due to these waivers, the Fund's Total Operating Expenses were reduced from 2.25% to 1.00%.


Example

         This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

         The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          1 year             3 years                 5 years            10 years
          ------             -------                 -------            --------
           $267                $716                   $1196               $2514

         The rules of the SEC require that the maximum sales charge be reflected in the above table. However, you may qualify for reduced sales charges or no sales charge at all. (Refer to the section on sales charges.) If you hold Shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.


INVESTMENT PROGRAM

Investment Objective, Policies and Risk Considerations

         The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between diversified investments in equity and Treasury securities.

         The Fund will invest its assets in a ratio of (1) approximately 80% equity securities to 20% Treasury securities when an aggressive strategy is deemed warranted, (2) approximately 60% equity securities to 40% Treasury securities when a neutral strategy is deemed warranted, and (3) approximately 40% equity securities to 60% Treasury securities when a defensive strategy is deemed warranted. The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be reallocated when ISI determines it appropriate.

         In managing the equity securities in the Fund's portfolio, Wilshire will attempt to capture the return of the broad U.S. equity market. Wilshire expects that the performance and volatility of the Fund's equity portfolio will approximately resemble that of the Wilshire 5000. The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market.

         ISI will manage the Treasury securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. At certain times the average maturity of the Treasury securities held by the Fund may be relatively short

(from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

         An investment in the Fund entails risk. Equity securities are subject to market risks that may cause their prices to fluctuate over time and these price fluctuations may differ from changes in the value of the Wilshire 5000. The prices of U.S. equity securities are sensitive to developments affecting particular companies and to general economic conditions that affect particular industry sectors or the securities markets as a whole. Treasury securities are subject to interest rate risk. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline.

         To protect the Fund under adverse market conditions, the Advisors may make temporary, defensive investments in money market instruments and U.S. Government obligations, investments that would not ordinarily be consistent with the Fund's objectives. The Advisors would do so only if they believed the risk of loss outweighed the opportunity for gain.


THE FUND'S NET ASSET VALUE

         The following sections describe how to buy and redeem shares of the Fund.

         The price you pay or receive is based on the Fund's net asset value per share. When you buy Shares, the price you pay may be increased by a sales charge. Read the sections on sales charges for details on how and when this charge may or may not be imposed.

         The Fund determines its net asset value per share on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class.

         In valuing its assets, the Fund prices investments at their market value.

         You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

HOW TO BUY SHARES

         You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. You may also buy shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

         Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

         Your initial investment must be at least $5,000. Subsequent investments must be at least $250. The following are exceptions to these minimums:

         o If you are investing in an IRA account or a qualified retirement plan, your initial investment may be as low as $1,000.

         o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

Investing Regularly

         You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

         Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Shares at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.

         Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other funds in the ISI family of funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


HOW TO REDEEM SHARES

         You may redeem all or part of your investment through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

         Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.

2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any stock certificates representing the shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.


Other Redemption Information

         Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you by check, whether or not that is the payment option you have selected.

         If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice. The Fund reserves the right to redeem shares in kind under certain circumstances.

         If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.


TELEPHONE TRANSACTIONS

         If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another ISI fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

         The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

         During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your shares in certificate form, you may not exchange or redeem them by telephone.


SALES CHARGES

Purchase Price

         The price you pay to buy shares will be the Fund's offering price which is calculated by adding any applicable sales charges to the net asset value per share. The amount of any sales charge included in your purchase price will be according to the following schedule:


                                                                            Sales Charge as % of
--------------------------------------------------------------------------------------------------------------------
                                                                     Offering           Net Amount Invested
         Amount of Purchase                                           Price
--------------------------------------------------------------------------------------------------------------------
     Less than         $   50,000..............................       4.45%                    4.66%
       $   50,000 -    $   99,999..............................       3.50%                    3.63%
       $  100,000 -    $  249,999..............................       2.50%                    2.56%
       $  250,000 -    $  499,999..............................       2.00%                    2.04%
       $  500,000 -    $  999,999..............................       1.50%                    1.52%
       $1,000,000 -    $1,999,999..............................       0.75%                    0.76%
       $2,000,000 -    $2,999,999..............................       0.50%                    0.50%
       $3,000,000 -    and over  ..............................        None                    None
--------------------------------------------------------------------------------------------------------------------

         The sales charge you pay on your current purchase of Shares may be reduced under the circumstances listed below.

         Rights of Accumulation. If you are purchasing additional Shares of this Fund or shares of any other mutual fund in the ISI family of funds, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

         Letter of Intent. If you anticipate making additional purchases of Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

         Purchases at Net Asset Value. You may buy Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Shares made within the last six months, provided that the amount you are reinvesting is at least $5,000.

2) If you are exchanging an investment in another ISI fund for an investment in this Fund (see "Purchases by Exchange" for a description of the conditions).

3) If you are a current or retired Director of the Fund, a director, employee or a member of the immediate family of an employee of any of the following or their respective affiliates: the Fund's administrator, the Advisors and any broker-dealer authorized to sell shares of the Fund.

4) If you purchase Shares in a fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner;

5) If you are exchanging an investment in any other mutual fund or any closed-end Fund for shares of this Fund. (See "Purchases by Exchange for a description of the conditions.)

Purchases by Exchange

         You may exchange shares of any other fund in the ISI family of funds with the same sales charge structure for an equal dollar amount of Shares without payment of the sales charges described above or any other charge. In addition, you may exchange shares of any fund in the ISI family of funds with a lower sales charge structure or that were purchased through a special offer, for an equal dollar amount of Shares if you have owned the shares you are redeeming for at least 24 months. If you have owned them for less than 24 months, you will be charged the difference in sales charges. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange upon 60 days' notice.

         In addition, until February 28, 1999, you may exchange shares of any other mutual fund on which you have paid a sales charge, or shares of any closed-end fund, for an equal dollar amount of Shares without payment of the sales charges described above or any other charge.

         You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

Redemption Price

         The price you receive when you redeem shares will be the net asset value per share.

Distribution Plan

         The Fund pays your securities dealer or shareholder servicing agent distribution and other fees for the sale of its shares and for shareholder service. Shares pay an annual distribution fee equal to 0.25% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.


DIVIDENDS AND TAXES

Dividends and Distributions

         The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends and to distribute taxable net capital gains on an annual basis.

Tax Treatment of Dividends and Distributions

         The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are ordinary income and capital gains distributions are taxed based on how long the Fund held the assets. The Fund will tell you annually how to treat dividends and distributions.

         If you redeem shares of the Fund you will be subject to tax on any gains you earn based on your holding period for the shares. An exchange of shares of the Fund for shares of another fund is a sale of Fund shares for tax purposes.


INVESTMENT ADVISOR AND SUB-ADVISOR

         International Strategy & Investment Inc. is the Fund's investment advisor and Wilshire Associates Incorporated is the Fund's sub-advisor. As of July 31, 1998, the Advisor had approximately $___ million under management. The Advisor also acts as investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end investment companies with approximately $___ million in net assets as of July 31, 1998. Wilshire is a registered investment advisor with approximately $_ billion of net assets under management as of July 31, 1998.

         As compensation for their services for the period from September 16, 1997 (commencement of operations) through the fiscal year ended May 31, 1998, both ISI and Wilshire waived their respective fees.

Portfolio Managers

         The Fund's portfolio managers are Edward S. Hyman and R. Alan Medaugh of ISI, and Thomas D. Stevens, David R. Borger and Michael J. Napoli, Jr. of Wilshire.

         Mr. Hyman, Chairman of the Fund since its inception and Chairman of ISI since 1991, is responsible for developing the forecasts and economic analysis on which the allocation strategy and the selection of investments in the Fund's portfolio of U.S. Treasury Securities are based (see "Investment Program"). Before joining ISI, Mr. Hyman was a vice chairman and member of the Board of C.J. Lawrence Inc. and prior thereto, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports that follow trends that may determine the direction of interest rates. These international and domestic reports are sent to ISI's private institutional clients in the United States and overseas. The periodical Institutional Investor, which rates analysts and economists on an annual basis, has rated Mr. Hyman as its "first team" economist, which is its highest rating, in each of the last 1[8] years.

         Mr. Medaugh, President and Director of the Fund since its inception and President of ISI since 1991, is responsible for executing the allocation strategy as well as the day-to-day management of the Fund's portfolio of U.S. Treasury Securities. Prior to joining ISI, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and prior thereto, Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led their Fixed-Income Department, which managed $5 billion of international fixed-income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.

         Mr. Stevens, Mr. Borger and Mr. Napoli have shared responsibility for managing the Fund's portfolio of U.S. equity securities since the Fund's inception. Mr. Stevens, a Vice President of the Fund, has served as a Senior Vice President and Principal of Wilshire and Chief Investment Officer of Wilshire Asset Management ("WAM"), a division of Wilshire for each of the last five years. He has been employed with Wilshire since 1980. Prior to joining Wilshire, Mr. Stevens was a portfolio manager and analyst at the National Bank of Detroit. Mr. Borger, a Vice President of the Fund, has served as a Vice President and Principal of Wilshire and Director of Research at WAM for each of the last five years. Mr. Borger has been employed with Wilshire since 1986. Before joining Wilshire, he was a Vice President and Chief of Quantitative Investment Methods at the National Bank of Detroit, where he managed an equity index fund. Mr. Napoli, a Director of the Fund, has served as a Vice President of Wilshire and Director of Marketing for WAM for each of the last five years and as a Principal of Wilshire since 1993. Mr. Napoli has been employed with Wilshire from 1991 to the present. Prior to joining Wilshire, he was employed with Drexel Burnham Lambert, Bankers Trust Company and Ameritrust Company.

ADMINISTRATOR

         Investment Company Capital Corp. ("ICC") provides administration services to the Fund. ICC supervises the day-to-day operations of the Fund, including the preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which the Shares are distributed and oversight of the relationship between the Fund and its other service providers. ICC is also the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund.

                             FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance since it began operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

(For a share outstanding throughout each period)


                                                           For the Period
                                                         September 16, 1997(1)
                                                           through May 31,
                                                           ---------------
                                                                1998
Per Share Operating Performance:
    Net asset value at beginning of period................    $10.00
                                                              ------


Income from Investment Operations:
    Net investment income.................................     0.13
    Net realized and unrealized gain on investments.......     0.96
                                                              ------
    Total from Investment Operations......................     1.09

Less Distributions:
    Distributions from net investment income..............    (0.09)
                                                              ------
    Total distributions...................................    (0.09)
                                                              ------
    Net asset value at end of period .....................    $11.00
                                                              ======

Total Return..............................................    10.94%

Ratios to Average Daily Net Assets:
    Expenses..............................................   1.00%(2),(3)
    Net investment income.................................   2.03%(2),(4)

Supplemental Data:
    Net assets at end of period (000).....................   $18,220
    Portfolio turnover rate...............................    20.08%
------------
(1) Commencement of operations.
(2) Annualized.
(3) Ratio of expenses to average net assets prior to expense waiver was 2.25%.
(4) Ratio of net investment income to average net assets prior to expense waiver was .775%.




                                                         ISI STRATEGY FUND SHARES
                                                         NEW ACCOUNT APPLICATION
------------------------------------------------------------------------------------------------------------------------------
Make check payable to "ISI Strategy Fund Shares" and mail with this
Application to:
            ISI Mutual Funds
            P.O. Box 419426
            Kansas City, MO 64141-6426
For assistance in completing this form, please call the Transfer Agent at (800) 882-8585. To open an IRA account, call ISI at
(800) 955-7175 to request an application. The minimum initial purchase is $5,000, except that the minimum initial purchase for qualified retirement plans or IRAs is $1,000 and the minimum initial purchase for participants in the Fund's Automatic
Investing Plan is $250. Each subsequent purchase requires a $250 minimum, except that the minimum subsequent purchase under the
Fund's Automatic Investing Plan is $100 for monthly purchases and $250 for quarterly purchases. The Fund reserves the right not to accept checks for more than $50,000 that are not certified or bank checks.

Your Account Registration (Please Print)                      ---------------------------------------------------------------------
                                                              Existing Account No., if any
Individual or Joint Tenant                                    Gifts to Minors

--------------------------------------------------------      ---------------------------------------------------------------------
First Name  Initial           Last Name                       Custodian's Name (only one allowed by law)

--------------------------------------------------------      ---------------------------------------------------------------------
Social Security Number                                        Minor's Name (only one)

--------------------------------------------------------      ---------------------------------------------------------------------
Joint Tenant Initial          Last Name                       Social Security Number of Minor // Minor's Date of Birth (Mo/Day/Year)

                                                              under the ________________________ Uniform Gifts to Minors Act
                                                                          State of Residence
--------------------------------------------------------
Social Security Number
Corporations, Trusts, Partnerships, etc.                      Mailing Address

--------------------------------------------------------      ---------------------------------------------------------------------
Name of Corporation, Trust or Partnership                     Street

--------------------------------------------------------      ---------------------------------------------------------------------
Tax ID Number                                                 City                                   State            Zip
                                                                               (           )
--------------------------------------------------------      ---------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)      Daytime Phone

Statement of Intention (Optional)
|_| I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. I intend to invest over a 13-
month period in shares of ISI Strategy Fund Shares in an aggregate amount at least equal to:
___$50,000       ___$100,000       ___$250,000       ___$500,000      ___$1,000,000       ___$2,000,000      ___$3,000,000

Right of Accumulation (Optional)
List the Account numbers of other ISI Funds that you or your immediate family already own that qualify for this purchase.

          Fund Name                     Account No.                       Owner's Name                           Relationship
          ---------                     -----------                       ------------                           ------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Distribution Options
Please check appropriate boxes. There is no sales charge for reinvested dividends. If none of the options are selected, all distributions will be reinvested.
            Income Dividends                                               Capital Gains
            |_| Reinvested in additional shares                            |_| Reinvested in additional shares
            |_| Paid in Cash                                               |_| Paid in Cash


Call (800) 882-8585 for information about reinvesting your dividends in other funds in the ISI Family of Funds.
Automatic Investing Plan (Optional)

|_| I authorize you as agent for the Automatic Investing Plan to automatically invest $_______________ for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250
Subsequent Investments (check one):            |_| Monthly ($100 minimum)         |_| Quarterly ($250 minimum)

                                                            -------------------------------------------
                                                                   Please attach a voided check.
                                                            -------------------------------------------
______________________________________________          _________________________________________________________
Bank Name                                                        Depositor's Signature                       Date

______________________________________________          _________________________________________________________
Existing ISI Strategy Fund Account No., if any                   Depositor's Signature                       Date
                                                                         (If joint acct., both must sign)
Systematic Withdrawal Plan (Optional)
|_| Beginning the month of ____________, 19__, please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $_____________________, from shares that I own, payable to the account registration address as shown above.
(Participation requires minimum account value of $10,000.)
Frequency (check one):                         |_| Monthly                        |_| Quarterly (January, April, July and October)

Telephone Transactions
I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other ISI Funds) unless I mark one or both of the boxes below.
No, I/We do not want:      |_| Telephone redemption privileges          |_| Telephone exchange privileges
Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

           Bank: ___________________________                     Bank Account No.: ______________________________
       Address:_____________________________                     Bank Account Name: ______________________________
               _____________________________

Signature and Taxpayer Certification
------------------------------------------------------------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability. By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
|_| U.S. Citizen/Taxpayer:

   |_| I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and
       (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or
       (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
   |_| If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply to the IRS or the
       Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-882-8585.)
|_| Non-U.S. Citizen/Taxpayer:
    Indicated country of residence for tax purposes: ___________________________
    Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
------------------------------------------------------------------------------------------------------------------------------------
I acknowledge that I am of legal age in the state of my residence. I have received a copy of the  Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

------------------------------------------------------------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------


___________________________________________________                    _____________________________________________________________
Signature                                   Date                       Signature (if a joint account, both must sign)    Date


------------------------------------------------------------------------------------------------------------------------------------
For Dealer Use Only
Dealer's Name: ____________________________________                             Dealer Code: _____________________________
Dealer's Address: _________________________________                             Branch Code: _____________________________
                  _________________________________
Representative:   _________________________________                             Rep. No.: ________________________________

                                      15


                            ISI STRATEGY FUND, INC.
                               ISI SHARES CLASS





                              Investment Advisor
                   INTERNATIONAL STRATEGY & INVESTMENT INC.
                               717 Fifth Avenue
                           New York, New York 10022


        Sub-Advisor                                    Distributor
WILSHIRE ASSOCIATES INCORPORATED        INTERNATIONAL STRATEGY & INVESTMENT GROUP INC.
 1299 Ocean Avenue, Suite 700                       717 Fifth Avenue
Santa Monica, California  90401                 New York, New York 10022
                                                     1-800-955-7175


       Administrator                               Independent Auditors
INVESTMENT COMPANY CAPITAL CORP.                  DELOITTE & TOUCHE LLP
     One South Street                               117 Campus Drive
  Baltimore, Maryland  21202                   Princeton, New Jersey 08540



       Transfer Agent                                  Custodian
INVESTMENT COMPANY CAPITAL CORP.                 BANKERS TRUST COMPANY
      One South Street                             130 Liberty Street
  Baltimore, Maryland  21202                    New York, New York 10006
      1-800-882-8585



                                 Fund Counsel
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 One Logan Square
                       Philadelphia, Pennsylvania 19103

         You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling
(800) 955-7175:

o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

o The Fund's most recent annual report contains detailed financial information and a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         In addition you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 to find out about the operation of the Public Reference Room) The Commission's Internet site at http.//www.sec.gov has reports and other information about the Fund and you may get copies of this information by writing the Public Reference Section of the Commission, Washington, D.C. 20549-5009. You will be charged for duplicating fees.

         For other shareholder inquiries, contact the Fund at (800) 955-7175, the Transfer Agent at (800) 882- 8585 or your securities dealer or servicing agent.






                                      Investment Company Act File No. 811-8291

                      STATEMENT OF ADDITIONAL INFORMATION

                         ----------------------------


                            ISI STRATEGY FUND, INC.

                               717 Fifth Avenue
                           New York, New York 10022

                         ----------------------------



          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
          PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A
          PROSPECTUS FOR THE APPLICABLE CLASS, WHICH MAY BE OBTAINED FROM YOUR SECURITIES DEALER OR BY WRITING OR CALLING
          INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 717 FIFTH AVENUE, NEW YORK, NEW YORK 10022, (800) 955-7175












          Statement of Additional Information Dated: October 1, 1998
              Relating to the Prospectuses dated October 1, 1998
                     relating to ISI Strategy Fund Shares
                                      and
                  Wilshire Institutional Strategy Fund Shares

                               TABLE OF CONTENTS

                                                                       Page
                                                                       ----

 1.   General Information and History.....................................1

 2.   Investment Objectives and Policies..................................1

 3.   Valuation of Shares and Redemption..................................7

 4.   Federal Tax Treatment of Dividends and Distributions................7

 5.   Management of the Fund.............................................10

 6.   Investment Advisory and Other Services.............................15

 7.   Administration.....................................................17

 8.   Distribution of Fund Shares........................................17

 9.   Brokerage   .......................................................20

10.   Capital Shares.....................................................21

11.   Semi-Annual Reports................................................22

12.   Custodian, Transfer Agent and Accounting Services..................22

13.   Independent Auditors...............................................23

14.   Legal Matters......................................................23

15.   Control Persons and Principal Holders of Securities................23

16.   Performance Computations...........................................23

17.   Financial Statements...............................................24

1. GENERAL INFORMATION AND HISTORY

               ISI Strategy Fund, Inc. (the "Fund") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with information concerning the activities of the company being considered for investment. The Fund has two classes of shares:
ISI Strategy Fund Shares (the "ISI Shares") and Wilshire Institutional Strategy Fund Shares (the "Institutional Shares"). Currently, the Fund only offers the ISI Shares. The ISI Shares Prospectus contains important information concerning ISI Shares offered by the Fund, and may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer shares of the Fund (the "Shares") to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. As used herein, the "Fund" refers to ISI Strategy Fund, Inc. and specific references to any class of the Fund's Shares will be made using the name of such class. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this Statement of Additional Information omit certain information for the Fund and its business that is contained in the Registration Statement about the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

               The Fund was incorporated under the laws of the State of Maryland on June 12, 1997. The Fund filed a registration statement with the SEC registering itself as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its Shares under the Securities Act of 1933, as amended (the "Securities Act"), and commenced operations on September 16, 1997.

               Under a license agreement dated September 15, 1997 between the Fund and International Strategy & Investment Inc., International Strategy & Investment Inc. licenses to the Fund the "ISI" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them. In addition, Wilshire Associates Incorporated licenses to the Fund the "Wilshire" name and logo, but retains rights to that name and logo, including the right to permit other investment companies to use them.

               The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


2. INVESTMENT OBJECTIVES AND POLICIES

Investment Objective and Policies of the Fund

               The Fund's investment objective is to maximize total return through a combination of long-term growth of capital and current income. The Fund seeks to achieve this objective through an active asset allocation strategy that involves apportioning the Fund's assets between diversified investments in U.S. equity securities and U.S. Treasury Securities. The Fund may make other investments including securities index futures contracts and Standard & Poor's Depositary Receipts ("SPDRs")

               As discussed below, the Fund may, especially during its early stages, use securities index futures contracts as a means of obtaining exposure to the U.S. equity markets. The allocation of the Fund's assets will be reviewed periodically in light of ISI's forecasts and may be reallocated when ISI determines it appropriate. The Fund's assets will be rebalanced on a quarterly basis if at that time the market value of the equity portion of the portfolio is below 40% or above 80% of the Fund's total assets.

               Wilshire Associates Incorporated ("Wilshire") will mange the equity portion of the Fund's Portfolio. Wilshire and its affiliates have, since 1983, focused on building and maintaining portfolios based on the Wilshire 5000 Index ("Wilshire 5000" or "Index") and other custom-structured U.S. equity applications, and currently have $8 billion under management in these portfolios. In managing the U.S. equity securities in the Fund's portfolio, Wilshire will attempt to capture the return of the broad U.S. equity market. Ultimately, Wilshire expects that the performance and volatility of the Fund's equity portfolio will approximately resemble that of the Wilshire 5000. The Wilshire 5000 consists of all U.S. common stocks that trade on a regular basis on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market. Approximately 7,300 stocks, including large-, medium- and small-capitalization stocks are included in the Index. In constructing the Fund's portfolio, Wilshire will, as the Fund grows, conduct a stratified sampling of the Wilshire 5000, resulting optimally in the purchase of 1,500 to 2,000 common stocks of issuers included in the Index based on sector allocation and other investment techniques, in an attempt to achieve performance and volatility comparable to the Index. Wilshire may use securities index futures contracts and SPDRs to gain market exposure without purchasing individual stocks. For example, the Fund may invest in security index futures contracts on the Standard & Poor's 500 Index ("S&P 500") and the Russell 2000 Index as well as S&P 500 SPDRs and S&P MidCap 400 Index SPDRs for market exposure.

               ISI will manage the U.S. Treasury Securities in the Fund's portfolio with a view toward, first, a high level of total return with relative stability of principal and, second, high current income. Therefore, in addition to yield, the potential for capital gains and appreciation resulting from possible changes in interest rates will be a consideration in selecting investments. ISI will be free to take advantage of the entire range of maturities offered by U.S. Treasury Securities and may adjust the average maturity of such securities held in the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Thus, at certain times the average maturity of the U.S. Treasury Securities held by the Fund may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example). In determining which direction interest rates are likely to move, the Advisor relies on the economic analysis made by Mr. Hyman. There can be no assurance that such economic analysis will accurately predict interest rate trends or that portfolio strategies based on Mr. Hyman's economic analysis will be effective.

               The Fund's investment objective and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This Statement of Additional Information also describes other investment practices in which the Fund may engage.

               Except as specifically identified under "Investment Restrictions" in the Prospectus and in this Statement of Additional Information, the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined under "Capital Shares" below). The Fund's investment objective is fundamental, however, and may not be changed without such a vote.

U. S. Equity Securities

               The Fund will invest in U.S. equity securities, which are subject to market risks that may cause their prices to fluctuate over time and the price fluctuations may differ from changes in the value of the Wilshire 5000. Fluctuations in the value of the U.S. equity securities held by the Fund will cause the value of the Shares to fluctuate.

U.S. Treasury Securities

               The Fund will invest in U.S. Treasury Securities which are considered among the safest of fixed-income investments. Because of this added safety, the yields available from U.S. Treasury Securities are generally lower than the yields available from corporate debt securities. As with other debt securities, the value of U.S. Treasury Securities changes as interest rates fluctuate. This is especially true for securities with longer maturities and for STRIPS (securities that do not pay interest currently but which are purchased at a discount and are payable in full at maturity). Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of the Shares. Conversely, during periods of rising interest rates, the value of the Shares will generally decline. The magnitude of these fluctuations will generally be greater at times when the average maturity of the U.S. Treasury Securities held by the Fund is longer.

Standard & Poor's Depositary Receipts

               The Fund may invest in SPDRs which are shares of common stock in a unit investment trust ("UIT") traded on the American Stock Exchange. SPDRs represent a proportionate undivided interest in a basket of securities owned by the UIT, which consists of substantially all of the common stocks, in substantially the same weighting, as the component stocks of a specified S&P index. The performance of a SPDR is intended to track the performance of the component stocks of the relevant S&P index. The composition and weighting of the securities owned by the UIT will be adjusted from time to time to conform to periodic changes in the volatility and relative weightings of such S&P index. The Fund's investment in SPDRs will be subject to limitations on investment in other investment companies (see "Investment Restrictions"). An investment in SPDRs is subject to the same risk of fluctuation in value as the basket of common stocks underlying the SPDR. In particular, the price at which the underlying SPDR securities may be sold and the value of the SPDR may be adversely affected if the secondary trading markets for the SPDRs are limited or absent. Additionally, the basket of common stocks underlying the SPDR may not exactly replicate the performance of the specified index because of transaction costs and other expenses. The basket of common stocks underlying the SPDR may also be unable to fully replicate the performance of the specified S&P index due to the temporary unavailability of certain underlying securities or due to other extraordinary circumstances.

Repurchase Agreements

               The Fund may agree to purchase securities issued by the United States Treasury ("U.S. Treasury Securities") from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Such repurchase agreements will be fully collateralized. The Fund's procedures regarding repurchase agreements are discussed in greater detail in the Fund's Prospectus. The collateral for these repurchase agreements will be held by the Fund's custodian or by a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board of Directors under criteria established with the assistance of the Fund's investment advisor. The list of approved banks and broker-dealers will be monitored regularly by the Fund's investment advisor (the "Advisor") and the Fund's sub-advisor (the "Sub-Advisor") (collectively, the "Advisors") and reviewed at least quarterly by the Fund's Board of Directors. The seller under a repurchase agreement may be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral.

When-Issued Securities

               The Fund may make purchases of U.S. Treasury Securities, at the current market value of the securities, on a when-issued basis. When such transactions are negotiated, the yield to maturity is fixed. The coupon interest rate on such U.S. Treasury Securities is fixed at the time of the U.S. Treasury auction date therefore determining the price to be paid by the Fund, but delivery and payment will take place after the date of the commitment. A segregated account of the Fund, consisting of cash, cash equivalents or U.S. Treasury Securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. Additional cash or U.S. Treasury Securities will be added to the account when necessary. While the Fund will purchase securities on a when-issued basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if it is deemed advisable to limit the effects of adverse market action. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the Fund during this period. At the time the Fund makes the commitment to purchase or sell securities on a when-issued basis, it will record the transaction and thereafter reflect the value of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. The Fund will ordinarily invest no more than 40% of its net assets at any time in securities purchased on a when-issued basis.

Futures Contracts

               The Fund may engage in securities index futures contracts in order to obtain exposure to certain market segments, facilitate allocation of investments among asset classes and for the purposes of hedging the portfolio's investments. A securities index futures contract obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the trade is made. No physical delivery of the underlying stocks in the index is made. Securities index futures contracts ("Futures Contracts") will be entered on domestic exchanges and boards of trade, subject to applicable Commodities and Futures Trading Commission ("CFTC") Rules. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

               Each such Futures Contract provides for a cash payment, equal to the amount, if any, by which the value of the index at maturity is above or below the value of the index at the time the contract was entered into, times a fixed index "multiplier." The index underlying such a Futures Contract is generally a broad based index of securities designed to reflect movements in the relevant market as a whole. The index assigns weighted values to the securities included in the index, and its composition is changed periodically. Futures Contracts have been designed by exchanges which have been designated as "contract markets" by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant ("FCM") (i.e. futures broker), which is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               In connection with transactions in Futures Contracts, the Fund will be required to deposit as "initial margin" a specified amount of cash or short-term U.S. Government securities. The initial margin required for a Futures Contract is set by the exchange on which the contract is traded with review and oversight by the CFTC. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the Futures Contract. The Fund will not enter into Futures Contracts, if immediately thereafter, the sum of the amounts of initial margin deposits on the Fund's open futures contracts entered into for other than "bona fide hedging" would exceed 5% of the value of the Fund's total assets.

               Although Futures Contracts call for the making or acceptance of a cash settlement at a specified future time, the contractual obligation is usually fulfilled before such date by buying or selling, as the case may be, on a commodities exchange, an identical Futures Contract calling for settlement in the same month, subject to the availability of a liquid secondary market. The Fund incurs brokerage fees when it purchases and sells Futures Contracts. The purpose of the acquisition or sale of a Futures Contract, in the case of a portfolio such as that of the Fund which holds or intends to acquire equity securities, is to attempt to protect the Fund from market fluctuations, obtain exposure to a particular market or market segment without actually buying or selling securities, and/or facilitate the allocation of investments among asset classes. For example, if the Fund owns stocks replicating the Wilshire 5000 Index, the Fund might sell index Futures Contracts based on such index as a hedge against market decline. The use of Futures Contracts as an investment technique allows the Fund to maintain a hedging position without having to sell its portfolio securities.

               To the extent the Fund enters into Futures Contracts for these purposes, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such Futures Contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such Futures Contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such Futures Contracts.

               Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. Gains and losses on Futures Contracts, depend on the Advisor's ability to predict correctly the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a market decline and instead the market rises, the Fund will lose part or all of the benefit of the increased value of its securities portfolio which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may also have to sell securities at a time when it may be disadvantageous to do so.

               Other risks associated with the use of Futures Contracts are
(i) imperfect correlation between the price of Futures Contracts and movements in the prices of the securities underlying the index or of the securities being hedged in the case of bona fide hedging strategies; (ii) the fact that skills needed to use these investment strategies are different from those needed to select portfolio securities; (iii) the possible absence of a liquid secondary market for any particular instrument at any particular time; and (iv) the possible need to defer closing out certain positions to avoid adverse tax consequences. The risk that the Fund will be unable to close out a futures position will be minimized by only entering into futures contracts for which there appears to be a liquid exchange or secondary market. In addition, the possible risk of loss of trading futures contracts in certain strategies can be substantial, due to both the low margin deposits required and the high degree of leverage involved in futures pricing.

               Various additional risks exist with respect to the trading of futures. Transactions in these instruments are also subject to the risk of brokerage firm or clearing house insolvencies. The liquidity of a secondary market in a Futures Contract may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limit. In addition, the exchanges on which futures are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out Futures Contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general market trends by the Advisor may still not result in a successful transaction.

Other Investments

               For temporary, defensive purposes, the Fund may invest up to 100% of its assets in high quality, short-term money market instruments, and in notes or bonds issued by the U.S. Treasury Department or by other agencies of the U.S. Government.

Investment Restrictions

               The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities.
Accordingly, the Fund will not:

         1. Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government, its agencies and instrumentalities are not considered an industry);

         2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except the U.S. Government, its agencies and instrumentalities; and

         3. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;

         4.    Invest in real estate or mortgages on real estate;

         5. Purchase or sell commodities or commodities contracts (except that the Fund may purchase or sell futures contracts based on underlying securities indexes);

         6. Act as an underwriter of securities within the meaning of the Federal securities laws, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

         7.    Issue senior securities;

         8. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements [and make loans of portfolio securities] in accordance with its investment objective and policies;

               The following investment restriction may be changed by a vote of the majority of the Board of Directors. The Fund will not:

         1. Invest in shares of any other investment company registered under the Investment Company Act, except as permitted by federal law.

         2. Invest more than 15% of the value of its net assets in illiquid securities.


3. VALUATION OF SHARES AND REDEMPTION

Valuation

               The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern
Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption

               The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

               Under normal circumstances, the Fund will redeem Shares by check as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Valuation" and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


4. FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

               The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

               The following general discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as Regulated Investment Company

               The Fund expects to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Fund is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under certain specified circumstances, within 12 months after the close of the taxable year, will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

               The Fund may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

               In addition to satisfaction of the Distribution Requirement, in order to qualify as a RIC the Fund must generally derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities, loans and gains from the sale or other disposition of stock or securities, or from other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock or securities (the "Income Requirement").

               Finally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, the Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase. The Fund may curtail its investment in certain securities where the application thereto of the Asset Diversification Test is uncertain.

               Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

Fund Distributions

               The Fund anticipates that it will distribute substantially all of its investment company taxable in come for each taxable year. Such distributions will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in Shares.

               The Fund may either retain or distribute to shareholders the excess, if any, of net long-term capital gains over net short-term capital losses ("net capital gains") for each taxable year. If such gains are distributed as a capital gains distribution, they are taxable to shareholders at a rate of 20% or at a rate of 28% depending upon the holding period of the Fund in the underlying asset generating the net capital gain, regardless of the length of time the shareholder has held Shares, whether or not such gains were recognized by the Fund prior to the date on which a shareholder acquired Shares and whether or not the distribution was paid in cash or reinvested in Shares. The aggregate amount of distributions designated by the Fund as capital gains distributions may not exceed the net capital gains of the Fund for any taxable year, determined by excluding any net capital losses and net long-term capital losses attributable to transactions occurring after October 31 of such year and by treating any such net capital losses or net long-term capital losses as if they arose on the first day of the following taxable year. Conversely, if the Fund elects to retain its net capital gains, it will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In such event, it is expected that the Fund also will elect to have shareholders treated as having received a distribution of such gains, with the result that shareholders will be required to report such gains on their returns as capital gains, will receive a refundable tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their Shares by an amount equal to 65% of the deemed distribution.

               In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the 70% dividends received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. For purposes of the alternative minimum tax and the environmental tax, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account in determining their adjusted current earnings for purposes of computing "alternative minimum taxable income."

               Investors should be careful to consider the tax implications of buying Shares of the Fund just prior to the ex-dividend date of an ordinary income dividend or capital gains distribution. The price of Shares purchased at that time may reflect the amount of the forthcoming ordinary income dividend or capital gains distribution. Those purchasing just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the dividend or distribution received even though the dividend or capital gains distribution was earned by the Fund before the shareholder purchased the Shares.

               Generally, gain or loss on the sale of Shares will be capital gain or loss, which will be long-term capital gain or loss if the Shares have been held for more than eighteen months, mid-term capital gain or loss if shares have been held for more than twelve, but less than eighteen months, and otherwise will be short-term capital gain or loss. However, if any loss is realized upon the sale, exchange or redemption of Shares held for six months or less and the shareholder has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent any capital gains distributions have been paid with respect to such Shares (or any undistributed net capital gains of the Fund with respect to such Shares have been included in determining the shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

               If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

               The Fund will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends received deduction.

               The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of distributions paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding.

Excise Tax; Miscellaneous Considerations

               The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The excise tax is imposed on the undistributed part of this required distribution. In addition, the balance of such income must be distributed during the next calendar year to avoid liability for the excise tax in that year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. For purposes of the excise tax, a regulated investment company must reduce its capital gain net income by the amount of any net ordinary loss for the calendar year (but only to the extent the capital gain net income for the one-year period ending on October 31 exceeds the net capital gains for such period). Because the Fund intends to distribute all of its income currently (or to retain, at most, its "net capital gains" and pay tax thereon), the Fund does not anticipate incurring any liability for this excise tax. However, the Fund may, in certain circumstances, be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

               Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of federal, state and local tax rules affecting an investment in the Fund.


5. MANAGEMENT OF THE FUND

               The overall business affairs of the Fund are the responsibility of the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, the Advisors, the Distributor and the Fund's administrator. A majority of the directors of the Fund have no affiliation with the Advisors, the Distributor or the Fund's administrator.

Directors and Officers

               The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is 717 Fifth Avenue, New York, New York 10022.

* EDWARD S. HYMAN, Chairman and Director (4/8/45)
            Chairman, International Strategy & Investment Inc. (registered investment advisor), Chairman, ISI Inc. (investments) and Chairman and President, International Strategy and Investment Group Inc. (registered investment advisor and registered broker-dealer), 1991-Present.

* TRUMAN T. SEMANS, Vice Chairman and Director (10/27/26)
            BT Alex. Brown Incorporated, One South Street, Baltimore, Maryland 21202. Managing Director Emeritus, BT Alex. Brown Incorporated; Vice Chairman, Alex. Brown Capital Advisory & Trust Company (registered investment advisor); Director, Virginia Hot Springs Inc. and Director, Investment Company Capital Corp. (registered investment advisor); Formerly, Vice Chairman, Alex. Brown Incorporated (now BT Alex. Brown Incorporated).

JAMES J. CUNNANE, Director (3/11/38)
            60 Seagate Drive, Unit P106, Naples, Florida 34103. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993, and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director (8/11/24)
            37 Pippins Way, Morristown, New Jersey 07960. Formerly Director/Trustee, AIM Funds (registered investment companies); Consultant, Wendell & Stockel Associates, Inc.
            (consulting firm); General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
            26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (finance and banking); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991- 1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
            Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Bank & Trust (banking), Key Funds (registered investment companies) and DP Mann Holdings (insurance); Formerly, Director AMBAC Treasurers Trust (registered investment company).

* R. ALAN MEDAUGH, Director and President (8/20/43)
            President, International Strategy & Investment Inc., 1991-Present.

* MICHAEL J. NAPOLI, JR., Director (10/1/51)
            1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President (1991-Present) and Principal (1993-Present), Wilshire Associates Incorporated; Director of Marketing, Wilshire Asset Management (1991-Present).

REBECCA W. RIMEL, Director (4/10/51)
            The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017; President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, ESQ., Director (4/20/36)
            Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004- 2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking) and American Science and Engineering (x-ray detection equipment); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak) and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

DAVID R. BORGER, Vice President (12/23/48)
            Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Vice President and Principal, Wilshire Associates Incorporated; Director of Research, Asset Management Division.

CARRIE L. BUTLER, Vice President (5/1/67)
            Assistant Vice President, International Strategy & Investment Inc., 1991-Present.

NANCY LAZAR, Vice President (8/1/57)
            Executive Vice President and Secretary, International Strategy & Investment Inc., 1991-Present.

THOMAS D. STEVENS, Vice President (5/27/49)
            Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401. Senior Vice President and Principal, Wilshire Associates Incorporated; Chief Investment Officer, Wilshire Asset Management.

MARGARET M. BEELER, Assistant Vice President (3/1/67)
            Assistant Vice President, International Strategy & Investment Inc., May 1996- Present; Marketing Representative, U.S. Healthcare, Inc., 1995-1996; Sales Manager, Donna Maione, Inc., 1994-1995; Sales Manager, Deborah Wiley California, 1989-1994.

KEITH C. REILLY, Assistant Vice President (6/2/66)
            Assistant Vice President, International Strategy & Investment Inc., May 1996- Present; Select Private Banking Officer, Assistant Manager, Chemical Bank, 1995-1996; Financial Consultant, Dreyfus Corporation, 1989-1995.

AMY M. OLMERT, Secretary (5/14/63)
            BT Alex. Brown Incorporated, One South Street, Baltimore, Maryland 21202. Vice President, BT Alex. Brown Incorporated, June, 1997-Present. Formerly, Senior Manager, Coopers & Lybrand L.L.P., September 1988-June 1997.

JOSEPH A. FINELLI, Treasurer (1/24/57)
            BT Alex. Brown Incorporated, One South Street, Baltimore, Maryland 21202. Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980-August 1995.

SCOTT J. LIOTTA, Assistant Secretary (3/18/65)
            Assistant Vice President, BT Alex. Brown Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994-July 1996; Supervisor, Brown Brother Harriman & Co. (domestic and global custody), August 1991-April 1994.

-------------------------
* A Director who is an "interested person" as defined in the Investment Company Act.

            Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by BT Alex. Brown Incorporated ("BT Alex. Brown") or any of its affiliates. There are currently 13 funds in the Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hyman serves as Chairman of four funds in the Fund Complex. Mr. Medaugh serves as a Director and President of two funds and as President of two other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a Director of six other funds in the Fund

Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as Directors of each fund in the Fund Complex. Ms. Rimel and Mr. Vogt each serve as a Director of 11 funds in the Fund Complex. Ms. Lazar and Ms. Butler serve as Vice Presidents of four funds in the Fund Complex. Ms. Beeler and Mr. Reilly each serve as Assistant Vice President for four funds in the Fund Complex. Ms. Olmert serves as Secretary, Mr. Finelli serves as Treasurer and Mr. Liotta serves as Assistant Secretary, respectively, for each of the funds in the Fund Complex.

                  Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, the Fund's administrator or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

                  Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Advisors, the Distributor or the Fund's administrator may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an "interested person" of the Fund (as defined in the Investment Company Act) (an "Independent Director") receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at Board and committee meetings) from all Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. for which such Director serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the period from September 17, 1998 (commencement of operations) through May 31, 1998, Independent Directors fees attributable to the assets of the Fund totaled approximately $123.

                  The following table shows aggregate compensation and retirement benefits payable to each of the Fund's Directors by the Fund and Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the period ended May 31, 1998.


                                             COMPENSATION TABLE
--------------------------------------------------------------------------------------------------------------------
                                                           Pension or                   Total Compensation From
                                                           Retirement                   the Fund and Fund Complex
                             Aggregate Compensation        Benefits Accrued             Payable to Directors
Name of Person,              For the Period Ended          as Part of Fund              for the Period Ended
Position                     May 31, 1998                  Expenses                     May 31, 1998
--------------------------------------------------------------------------------------------------------------------
*Edward S. Hyman                      $0                       $0                                $0
  Chairman

*Truman T. Semans                     $0                       $0                                $0
  Vice Chairman

*R. Alan Medaugh                      $0                       $0                                $0
  Director and President

*Michael J. Napoli, Jr.               $0                       $0                                $0
  Director

James J. Cunnane                      $17                        +                      $39,000 for service on 13
  Director                                                                              Boards in the Fund Complex

John F. Kroeger                       $21                        +                      $49,000 for service on 13
  Director                                                                              Boards in the Fund Complex

Louis E. Levy                         $17                        +                      $39,000 for service on 13
   Director                                                                             Boards in the Fund Complex

Eugene J. McDonald                    $17                        +                      $39,000 for service on 13
  Director                                                                              Boards in the Fund Complex

Rebecca W. Rimel                      $17                        +                      $39,000 for service on 11(1)
  Director                                                                              Boards in the Fund Complex

Carl W. Vogt, Esq.                    $17                        +                      $39,000 for service on 11(1)
  Director                                                                              Boards in the Fund Complex

---------
* Denotes an individual who is an "interested person" as defined in the Investment Company Act.
+ The Fund Complex has adopted a retirement plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the period ended May 31, 1998 was $748.
(1) Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director.


                  The Fund Complex has adopted a retirement plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Fund's administrator or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

                  Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1997 are as follows: for Mr. Cunnane, 3 years; for Mr. Kroeger, 15 years; for Mr. Levy, 3 years; for Mr. McDonald, 5 years; for Ms. Rimel, 2 years and for Mr. Vogt, 2 years.







Years of Service       Estimated Annual Benefits Payable By Fund Complex Upon Retirement
----------------       -----------------------------------------------------------------
                                    Chairman of Audit Committee                       Other Participants
                                    ---------------------------                       ------------------
6 years                                     $ 4,900                                        $ 3,900
7 years                                     $ 9,800                                        $ 7,800
8 years                                     $14,700                                        $11,700
9 years                                     $19,600                                        $15,600
10 years or more                            $24,500                                        $19,500

                  Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among various Flag

Investors and the BT Alex. Brown Cash Reserve Fund, Inc. in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of 10 years.

Code of Ethics

                  The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics applies to the personal investing activities of the directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes additional restrictions on the Advisor's investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.

                  The Code of Ethics requires that any officer, director, or employee of the Fund, International Strategy & Investment Group, Inc. or the Advisor preclear any personal securities investments (with certain exceptions, such as non-volitional purchases or purchases which are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Officers, directors and employees of the Advisor and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


6. INVESTMENT ADVISORY AND OTHER SERVICES

            On June 17, 1997, the Board of Directors of the Fund, including a majority of the Independent Directors, approved an Investment Advisory Agreement between the Fund and ISI and a Sub-Advisory Agreement among the Fund, ISI and Wilshire Associates Incorporated ("Wilshire" or the "Sub-Advisor"), both of which contracts are described in greater detail below. The Investment Advisory Agreement and the Sub-Advisory Agreement were approved by the sole shareholder of the Fund on September 10, 1997. ISI is a registered investment advisor that was formed in January 1991. ISI employs Messrs. Edward
S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. ISI is also investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and North American Government Bond Fund, Inc., open-end management investment companies with net assets of approximately $______ million as of ____________, 1998.

            Wilshire, a California corporation, is a registered investment advisor with approximately $_ billion in net assets under management as of July 31, 1998. Wilshire currently provides investment advisory services to [8] open-end registered investment companies with $___ million of net assets under management as of July 31, 1998. Wilshire employs as its President and Chief Executive Officer, Mr. Dennis Tito, who, due to his stock ownership, may be deemed to be a controlling person of Wilshire.

            Under the Investment Advisory Agreement, ISI: (1) formulates and implements continuing programs for the purchase and sales of securities, (2) determines what securities (and in what proportion) shall be represented in the Fund's portfolio (3) provides the Fund's Board of

Directors with regular financial reports and analysis with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (4) obtains and evaluates economic, statistical, and financial information pertinent to the Fund, and (5) takes on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. ISI has delegated these responsibilities to Wilshire for a portion of the Fund's portfolio, provided that ISI continues to supervise the performance of Wilshire and report thereon to the Fund's Board of Directors. Any investment program undertaken by ISI or Wilshire will at all times be subject to the policies and control of the Fund's Board of Directors. Neither ISI or Wilshire shall be liable to the Fund or its shareholders for any act of omission by ISI or Wilshire or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ISI and Wilshire to the Fund are not exclusive and both ISI and Wilshire are free to render similar services to others.

            As compensation for these services, ISI is entitled to receive an annual fee from the Fund calculated daily and paid monthly, at the annual rate of 0.40%. of the Fund's daily net asset value. As compensation for its services, Wilshire is entitled to receive a fee from ISI, payable out of ISI's advisory fee, calculated daily and payable monthly, at the annual rate of 0.16% of the Fund's average daily net assets. ISI and Wilshire have voluntarily agreed to waive their annual fees proportionately to the extent necessary, and ISI has voluntarily agreed to reimburse expenses to the extent necessary, so that total operating expenses do not exceed 1.00% of the Fund's average daily net assets. ISI's compensation under the Investment Advisory Agreement for the period from September 16, 1997 (commencement of operations) through May 31, 1998 was $0 (net of fee waivers of 32,924 and reimbursements of $60,048). Wilshire's compensation under the Sub-Advisory Agreement for such period was $0 (net of fee waivers of $13,186).

            Each of the Investment Advisory and the Sub-Advisory Agreements has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under "Capital Stock"). The Fund or ISI may terminate the Investment Advisory Agreement on 60 days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the Investment Company Act). The Sub-Advisory Agreement has similar termination provisions.

7. ADMINISTRATION

                  Investment Company Capital Corp. ("ICC"), One South Street, Baltimore, Maryland 21202, provides administration services to the Fund. Such services include: monitoring the Fund's regulatory compliance, supervising all aspects of the Fund's service providers, arranging, but not paying for, the printing and mailing of prospectuses, proxy materials and shareholder reports, preparing and filing all documents required by the securities laws of any state in which the Shares are sold, establishing the Fund's budgets, monitoring the Fund's distribution plans, preparing the Fund's financial information and shareholder reports, calculating dividend and distribution payments and arranging for the preparation of state and federal tax returns.

                  As compensation for its administration services, ICC is entitled to receive an annual fee calculated daily and payable monthly equal to .12% of the Fund's average daily net assets. ICC has voluntarily agreed to waive its fee until the earlier of such time as the Fund has $50 million in net assets or has been in operation for one year. ICC's compensation under the Agreement for the period from September 16, 1997 (commencement of operations) through May 31, 1998 was $0 (net of fee waivers of 9,877).

                  The services of ICC to the Fund are not exclusive and ICC is free to render similar services to others.

                  ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services"). ICC is an indirect subsidiary of Bankers Trust Corporation.


8. DISTRIBUTION OF FUND SHARES

                  International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as the exclusive distributor of the Fund's Shares pursuant to two separate Distribution Agreements, one for each class of the Fund's shares (collectively the "Distribution Agreements"). ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor.

                  The Distribution Agreements provide that ISI Group has the exclusive right to distribute the related class of shares either directly or through other broker-dealers and further provide that ISI Group will: solicit and receive orders for the purchase of Shares; accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund; with respect to the ISI shares class, provide the Fund's Board of Directors for their review with quarterly reports required by Rule 12b-1; maintain such accounts, books and records as may be required by law or be deemed appropriate by the Fund's Board of Directors; and take all actions deemed necessary to carry into effect the distribution of the Shares. ISI Group has not undertaken to sell any specific number of Shares. The Distribution Agreements further provide that, in connection with the distribution of Shares, ISI Group will be responsible for all of its promotional expenses. The services by ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

                  As compensation for providing distribution and related administrative services for the ISI Shares as described above, the Fund will pay ISI Group , on a monthly basis, an annual fee, equal to .25% of the Fund's average daily net assets. ISI Group expects to allocate on a proportional basis up to all of its fees to broker-dealers who enter into Agency Distribution Agreements with ISI Group ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund. As compensation for providing distribution and shareholder services for the period from September 16, 1997 (commencement of operations) through May 31, 1998, ISI Group received $20,578.

                  ISI Group receives no compensation for distributing the Institutional Shares.

                  Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the ISI Shares (the "ISI Plan"). Under the ISI Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the ISI Shares Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers.

                  Each of the Distribution Agreements have an initial term of two years. The Distribution Agreements and, in the case of the ISI Shares Distribution Agreement, the Plan encompassed therein will remain in effect from year to year as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose. The Distribution Agreements, forms of Agency Distribution Agreements and the ISI Plan were most recently approved by the Fund's Board of Directors, including a majority of the Independent Directors on September 16, 1997.

                  In approving the ISI Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the ISI Plan would benefit the Fund and its shareholders. The ISI Plan will be renewed only if the Directors make a similar determination in each subsequent year. The ISI Plan may not be amended to increase materially the fee to be paid pursuant to the ISI Shares Distribution Agreement without the approval of the Fund's shareholders. The ISI Plan may be terminated at any time, and the Distribution Agreements may be terminated at any time upon 60 days' notice, without penalty, by a vote of a majority of the Fund's Independent Directors or by a vote of a majority of the outstanding Shares. Any Agency Distribution Agreements may be terminated in the same manner at any time. The Distribution Agreements and any Agency Distribution Agreements shall automatically terminate in the event of assignment.

                  During the continuance of the ISI Plan, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the ISI Plan to ISI Group pursuant to the ISI Shares Distribution Agreement, to Participating Dealers pursuant to Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the ISI Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

                  In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations from various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the applicable Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

                  Under the ISI Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to the Distributor, with respect to shares held by or on behalf of customers of such entities. Payments under the ISI Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the ISI Shares is less than .25% of the ISI Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the Distributor. The ISI Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the ISI Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the distributor pursuant to the ISI Plan will cease and the Fund will not be required to make any payments past the date the ISI Shares Distribution Agreement terminates. In return for payments received pursuant to the ISI Plan, ISI will pay the distribution-related expenses of the ISI Class including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

                  For the period from September 16, 1997 through May 31, 1998, ISI Group was paid commissions of $19,311 and from that amount retained $0.

                  Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Disinterested Directors and Disinterested members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by the Advisors, the Distributor or the Fund's administrator.

9. BROKERAGE

                  ISI and Wilshire, subject to the supervision of ISI, are each responsible for decisions to buy and sell securities for a portion of the Fund's portfolio, for broker-dealer selection and for negotiation of commission rates.

                  Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between the Advisors and the broker-dealers. The Advisors may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, ISI Group.

                  In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with ISI Group in any transaction in which ISI Group acts as a principal.

                  The Advisors' primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, the Advisors may, in their discretion, effect agency transactions with broker-dealers that furnish statistical, research or other information or services which are deemed by the Advisors to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to the Advisors with clients other than the Fund. Similarly, any research services received by the Advisors through placement of portfolio transactions of other clients may be of value to the Advisors in fulfilling their obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to the Advisors by a broker-dealer. The Advisors are of the opinion that because the material must be analyzed and reviewed by their staffs, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisors' research and analysis. Therefore, it may tend to benefit the Fund by improving the Advisors' investment advice. In over-the-counter transactions, the Advisors will not pay any commission or other remuneration for research services. The Advisors' policy is to pay a broker-dealer higher commissions for transactions effected on an agency basis for particular transactions than might be charged if a different broker-dealer had been chosen when, in the Advisors' opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, the Advisors are also authorized to pay broker-dealers higher commissions on brokerage transactions for the Fund in order to secure research and investment services described above. However, Wilshire has no current intention to do so. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board. The foregoing policy under which the Fund may pay higher commissions to certain broker-dealers in the case of agency transactions, does not apply to transactions effected on a principal basis.

                  Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through ISI Group. At the time of such authorization, the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the Investment Company Act which requires that the commissions paid ISI Group must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires the Advisors to furnish reports and to maintain records in connection with such reviews. The ISI Shares Distribution Agreement does not provide for any reduction in the distribution fee to be received by ISI Group from the Fund as a result of profits from brokerage commissions on transactions of the Fund effected through ISI Group.

                  The Advisors manage other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Advisors. The Advisors may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                  The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment
Company Act) which the Fund has acquired during its most recent fiscal year. [Identify any such securities. As of May 31, 1998, the Fund held a 5.40% repurchase agreement issued by Goldman Sachs & Company valued at $1,142,000, 600 shares of Morgan, Stanley, Dean Witter, Discover & Co valued at $46,837 and 1,039 shares of Travelers Group, Inc., parent company of Smith Barney, valued at $63,379.

10. CAPITAL SHARES

                  Under the Fund's Articles of Incorporation, the Fund may issue up to 25 million Shares of its capital stock with a par value of $.001 per Share.

                  The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time without shareholder approval. The Fund currently has one Series and two classes of shares: ISI Strategy Fund Shares and Wilshire Institutional Strategy Fund Shares. All Shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class will vote separately. Any such series will be a separately managed portfolio and shareholders of each series or class will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of Shares issued by a particular series will be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable service fees) are prorated between all classes of a series based upon the relative net assets of each class.

                  Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

                  The Fund's By-laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

                  There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Fund's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.

                  As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

11. SEMI-ANNUAL REPORTS

                  The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.

12. CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

                  Bankers Trust Company, 130 Liberty Street, New York, New York 10006 ("Bankers Trust") has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the period from September 22, 1997 to March 31, 1998, Bankers Trust was paid $570 as compensation for providing custody services. Investment Company Capital Corp., One South Street, Baltimore, Maryland 21202 (telephone: (800) 882-8585) has been retained to act as the Fund's transfer and dividend disbursing agent. As compensation for these services, ICC receives up to $10.12 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith.

                  ICC also provides accounting services to the Fund. As compensation for these services, ICC is entitled to receive an annual fee, calculated daily and paid monthly, as shown below. For such services for the period from September 16, 1997 (commencement of operations) through May 31, 1998, ICC received a fee of $10,103.

      Average Daily Net Assets                Incremental Annual Accounting Fee
      ------------------------                ---------------------------------

$          0          -    $   10,000,000        $13,000(fixed fee)
$ 10,000,000          -    $   20,000,000                    .100%
$ 20,000,000          -    $   30,000,000                    .080%
$ 30,000,000          -    $   40,000,000                    .060%
$ 40,000,000          -    $   50,000,000                    .050%
$ 50,000,000          -    $   60,000,000                    .040%
$ 60,000,000          -    $   70,000,000                    .030%
$ 70,000,000          -    $  100,000,000                    .020%
$100,000,000          -    $  500,000,000                    .015%
$500,000,000          -    $1,000,000,000                    .005%
over $1,000,000,000                                          .001%



                  In addition, the Fund will reimburse ICC for certain out-of-pocket expenses incurred in connection with ICC's provision of accounting services under the Master Services Agreement.

13. INDEPENDENT AUDITORS

                  The annual financial statements of the Fund are audited by the Fund's independent auditors, Deloitte & Touche LLP.

14. LEGAL MATTERS

                  Morgan, Lewis & Bockius LLP serves as counsel to the Fund.

15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  To Fund management's knowledge, as of July 8, 1998, the following persons owned beneficially or of record 5% or more of the Fund's outstanding shares:

                  Edward S. Hyman, Jr.                             11.98%
                  c/o ISI Funds
                  717 5th Avenue
                  New York, NY  10022-8101

                  As of July 22, to Fund management's knowledge, Directors and officers as a group owned 15.58% of the Fund's total outstanding Shares of the ISI Shares class.


16. PERFORMANCE COMPUTATIONS

                  For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return.

                  The total return quotations, under the rules of the SEC, must be calculated according to the following formula:

           n
   P(1 + T)    =   ERV

Where:    P    =   a hypothetical initial payment of $1,000

          T    =   average annual total return

          n    =   number of years (1,5 or 10)

       ERV     =   ending redeemable value at the end of the 1-, 5- or
                   10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

          Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five- and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement or the date the Fund (or a series) commenced operations.

          Calculated according to SEC rules, the ending redeemable value and total return of a hypothetical $1000 payment for the period from September 16, 1997 (commencement of operations through May 31, 1998) were as follows:


        Class                Ending Redeemable Value              Total Return
------------------------------------------------------------------------------
ISI Class                           $1,060.66                         8.64%
------------------------------------------------------------------------------
Wilshire/Class                        N/A*                             N/A
Institutional
------------------------------------------------------------------------------

----------------
*Wilshire Institutional Shares were not in operation in the period ending May
 31, 1998.

          The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.

          For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertising containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less that their original cost.

               The Fund's annual portfolio turnover rate may vary from year to year, as well as within a year, depending on market conditions. For the period from September 16, 1997 (commencement of operations) through May 31, 1998, the Fund's portfolio rate was 20.08%.


17. FINANCIAL STATEMENTS

          See next page.

ISI STRATEGY FUND, INC.

Statement of Net Assets                         May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- 58.7%
AEROSPACE -- 0.9%
B.F. Goodrich Company                     210    $    10,762
The Boeing Company                        900         42,863
Coltec Industries*                        100          2,231
General Dynamics Corporation              100          4,444
Lockheed Martin Corporation               200         22,450
OEA, Inc.                                 100          1,713
Raytheon Company - Class B                300         16,406
Rockwell International Corporation        200         11,000
Sundstrand Corporation                    100          6,200
Textron, Inc.                             200         14,838
TRW, Inc.                                 100          5,356
United Technologies Corporation           200         18,800
                                                 -----------
                                                     157,063
                                                 -----------
AIR TRANSPORTATION -- 0.4%
AAR Corporation                           300          7,931
Airborne Freight Corporation              200          7,450
Alaska Airgroup Incorporated*             100          4,631
AMR Corporation*                          100         15,394
ASA Holdings, Inc.                        100          3,931
Comair Holdings, Inc.                     200          5,325
Delta Air Lines, Inc.                     100         11,500
FDX Corporation*                          100          6,413
PS Group Holdings, Inc.*                  100          1,294
Skywest, Inc.                             100          4,325
US Airways Group, Inc.*                   100          7,000
                                                 -----------
                                                      75,194
                                                 -----------
APPAREL -- 0.4%
Deckers Outdoor Corporation*              100            725
Fabri-Centers of America*                 400         11,800
Fruit of the Loom, Inc.*                  100          3,594
J.W. Mays, Inc.                           100          1,238
Liz Claiborne, Inc.                       100          5,069
Nautica Enterprises, Inc.*                100          2,925
NIKE, Inc. Class B                        300         13,800
Quaker Fabric Corporation*                100          2,662
Reebok International Ltd.*                100          2,875
S&K Famous Brands, Inc.*                  100          1,825
Springs Industries, Inc. - Class A        100          5,613
Unifi, Inc.                               100          3,894
VF Corporation                            100          5,319
Warnaco Group - Class A                   100          4,125
                                                 -----------
                                                      65,464
                                                 -----------
BANKS -- 5.1%
Amsouth Bancorporation                    150          5,766
The Bank of New York Company, Inc.        400         24,450
Banc One Corporation                      650         35,831

                                                      Market
                                        Shares         Value
------------------------------------------------------------
BANKS -- continued
BankAmerica Corporation                   700    $    57,881
BankBoston Corporation                    100         10,538
Bankers Trust Corporation                 100         12,350
BB&T Corporation                          100          6,619
Carolina First Corporation                100          2,762
CCB Financial Corporation                 100         10,950
Chase Manhattan Corporation               400         54,375
Citicorp                                  400         59,650
Comerica, Inc.                            150          9,863
Commerce Bancorp, Inc.                      5            278
Commerce Bancshares, Inc.                 100          4,862
Community Banks, Inc.                     150          3,788
Compass Bancshares, Inc.                  100          4,747
Crestar Financial Corporation             100          5,744
Fifth Third Bancorp                       300         14,775
First American Corporation                100          4,637
First Chicago NBD Corporation             300         26,231
First Financial Bancorp                   100          5,738
First Security Corporation                100          2,275
First Tennessee & National Corporation    100          3,175
First Union Corporation                   924         51,109
First Virginia Banks, Inc.                100          5,225
Firstar Corporation                       100          3,669
Firstmerit Corporation                    100          2,806
Fleet Financial Group, Inc.               300         24,600
Franchise Finance Corporation
 of America                               100          2,600
Greenpoint Financial Corporation          100          4,119
Hibernia Corporation - Class A            100          2,100
Huntington Bancshares, Inc.               200          6,550
J. P. Morgan & Company Incorporated       200         24,837
KeyCorp                                   400         15,175
Keystone Financial, Inc.                  100          3,900
Little Falls Bancorp, Inc.                100          2,063
Marshall & Isley Corporation              100          5,400
Mellon Bank Corporation                   200         13,487
Mercantile Bancorporation                 100          5,113
Mercantile Bankshares Corporation         100          3,563
National Bancorp of Alaska, Inc.          400         12,750
National City Bancshares, Inc.            210          8,413
National City Corporation                 320         21,680
NationsBank Corporation                   918         69,538
North Fork Bancorp, Inc.                  150          3,609
Northern Trust Corporation                100          7,053
Norwest Corporation                       700         27,213
Old Kent Financial Corporation            100          3,987
Pacific Century Financial Corporation     100          2,506

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
BANKS-- continued
Peoples Bank Bridgeport                   100    $     3,813
PNC Bank Corp                             300         17,325
Popular, Inc.                             100          6,937
Provident Bankshares Corporation          105          3,281
Provident Financial Group, Inc.           200         10,238
Regions Financial Corporation             100          4,113
Republic New York Corporation             100         12,844
Southtrust Corporation                    150          6,084
Southwest Bancorporation of Texas*        100          3,938
Star Banc Corporation                     100          6,100
State Street Corporation                  200         13,787
Summit Bancorporation                     200         10,025
SunTrust Banks, Inc.                      200         15,800
Synovus Financial Corporation             150          3,366
Trustmark Corporation                     100          2,138
U.S. Bancorp                              700         27,387
Union Planters Corporation                100          5,850
Unionbancal Corporation                   100          9,763
UST Corporation                           100          2,781
Wachovia Corporation                      200         16,012
Wells Fargo & Company                     100         36,150
Wilmington Trust Corporation              100          6,063
Zions Bancorporation                      100          5,100
                                                 -----------
                                                     929,245
                                                 -----------
BUSINESS MACHINES -- 3.9%
3Com Corporation*                         300          7,613
Adaptec, Inc.*                            100          1,519
Adobe Systems, Inc.                       100          3,994
Bay Networks, Inc.*                       200          5,537
BMC Software, Inc.*                       400         18,425
Cabletron Systems, Inc.*                  200          2,575
Centigram Communications
 Corporation*                             500          6,187
Ceridian Corporation*                     100          5,400
Cirrus Logic, Inc.*                       100          1,000
Cisco Systems, Inc.*                      950         71,844
Compaq Computer Corporation             1,400         38,238
Compuware Corporation*                    200          9,187
Concord EFS, Inc.*                        200          6,375
Data Dimensions, Inc.*                    300          4,238
Davox Corporation*                        100          1,837
Dell Computer Corporation*                600         49,444
Diebold, Inc.                             100          2,925
Digital Equipment Corporation*            200         10,975
Gateway 2000, Inc.*                       200          9,012
Honeywell, Inc.                           100          8,394
Informix Corporation                      100            681

                                                      Market
                                        Shares         Value
------------------------------------------------------------
BUSINESS MACHINES -- continued
Integrated Device Technology, Inc.*       100    $       937
International Business Machines
 Corporation                              900        105,638
Komag, Inc.                               100            987
Lexmark International Group, Inc. -
 Class A*                                 100          5,550
MicroAge, Inc.*                           200          2,700
Microchip Technology, Inc.*               100          2,450
Micron Electronics, Inc.*                 100          1,063
Microsoft Corporation*                  2,300        195,069
NCR Corporation*                          100          3,394
Network Appliance, Inc.*                  100          3,478
Novellus Systems, Inc.*                   100          3,781
Oracle Corporation*                       900         21,263
Pitney Bowes, Inc.                        300         14,100
Platinum Technology, Inc.*                100          2,737
Seagate Technology, Inc.*                 100          2,313
Shiva Corporation*                        100            937
Sigma Designs, Inc.*                    1,000          4,250
Sterling Commerce, Inc.*                  100          3,969
Sterling Software, Inc.*                  100          2,719
Storage Technology Corporation*           100          8,387
Sun Microsystems, Inc.*                   400         16,025
Sybase, Inc.*                             100            800
Tech Data Corporation*                    200          8,125
Telxon Corporation                        100          3,325
Total System Services, Inc.               150          3,131
Wang Laboratories, Inc.*                  100          2,400
Xerox Corporation                         300         30,825
                                                 -----------
                                                     715,753
                                                 -----------
BUSINESS SERVICES -- 2.7%
ABR Information Services, Inc.*           100          2,563
Accustaff, Inc.*                          100          3,294
A.C. Nielsen Corporation*                 100          1,287
Allied Waste Industries, Inc.*            100          2,650
America Online, Inc.*                     200         16,663
American Management Systems, Inc.*        100          2,712
Aspen Technology, Inc.*                   100          4,453
At Home Corporation*                      100          3,475
Automatic Data Processing, Inc.           300         19,088
BEA Systems, Inc.*                        100          2,006
Browning-Ferris Industries                100          3,556
Caribiner International, Inc.*            100          2,213
CDI Corporation*                          100          3,681
CheckFree Holdings Corporation*           100          2,269
Cintas Corporation                        100          4,569
Citrix Systems, Inc.*                     150          7,828
Cognizant Corporation                     200         10,650

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
BUSINESS SERVICES-- continued
Computer Associates International, Inc.   550    $    28,875
Computer Sciences Corporation*            200         10,388
Corrections Corporation of America*       100          2,275
Credit Acceptance Corporation*            100          1,031
Cytec Industries, lnc.*                   200          9,800
Deluxe Corporation                        100          3,356
DeVry, Inc.*                              100          3,981
DST Systems, Inc.*                        200         10,575
Dun & Bradstreet Corporation*             100          3,375
Ecolab, Inc.                              100          3,088
Equifax, Inc.                             100          3,637
First Data Corporation                    400         13,300
Fiserv, Inc.*                             100          5,897
FORE Systems, Inc.*                       100          2,200
Forrester Research, Inc.*                 100          3,525
Great Plains Software, Inc.*              100          3,650
GT Interactive Software Corporation*      100            937
H&R Block, Inc.                           100          4,400
HBO & Company                             200         11,544
Hudson General Corporation                100          4,812
IDX Systems Corporation*                  100          4,206
Information Resources, Inc.*              100          1,750
Integrated Circuit Systems, Inc.*         100          1,378
Interpublic Group of Companies, Inc.      100          5,931
J.D. Edwards & Company*                   100          3,678
Jacobs Engineering Group, Inc.*           100          3,213
Keane, Inc.*                              100          4,488
Labor Ready, Inc.*                        100          3,381
Laidlaw Environmental Services, Inc.      280          1,085
Lanvision Systems, Inc.*                  100            350
Lason Holdings, Inc.*                     300         12,188
Level 8 Systems, Inc.*                    100          1,150
Logic Works, Inc.*                        100          1,500
Manpower, Inc.                            100          4,294
Medaphis Corporation*                     100            750
MemberWorks, Inc.*                        100          2,725
Mentor Corporation                        300          7,941
Metamor Worldwide, Inc.*                  100          3,003
Morrison Health Care, Inc.                100          1,712
National Service Industries               200         10,200
Network Associates, Inc.*                 100          6,125
NFO Worldwide, Inc.*                      100          1,700
Offshore Logistics, Inc.*                 100          2,038
Olsten Corporation                        100          1,244
Omnicom Group, Inc.                       200          9,362
Online System Services, Inc.*             100          1,363
Open Market, Inc.*                        100          1,619
Parametric Technology Corporation*        200          6,131

                                                      Market
                                        Shares         Value
------------------------------------------------------------
BUSINESS SERVICES -- continued
Paychex, Inc.                             150    $     5,400
PeopleSoft, Inc.*                         300         13,106
Peregrine Systems, Inc.*                  100          2,063
Pre-Paid Legal Services, Inc.*            100          3,550
Preview Travel, Inc.*                     100          2,837
Programmer's Paradise, Inc.*              600          5,850
Project Software & Development, Inc.*     100          2,250
Protein Design Labs, Inc.*                100          2,513
PSW Technologies, Inc.*                   100            606
Puma Technologies, Inc.*                  100            600
Republic Industries, Inc.*                300          7,387
Reynolds and Reynolds Company             100          2,094
Robert Half International, Inc.*          100          5,063
Rural/Metro Corporation*                  100          2,362
ServiceMaster Company                     100          3,306
Siebel Systems, Inc.*                     100          2,275
SS&C Technologies, Inc.*                  700         11,550
Stratasys, Inc.*                          500          4,750
Sungard Data Systems, Inc.*               100          3,413
Symantec Corporation*                     100          2,387
Synopsys, Inc.*                           100          4,294
Syntel, Inc.*                              50          1,184
Tier Technologies, Inc.*                  100          1,837
Transworld Home Healthcare, Inc.*         700          4,550
True North Communications, Inc.           100          3,181
Unisource Worldwide, Inc.                 100          1,281
USA Waste Services, Inc.*                 300         14,156
USWEB Corporation*                        100          2,113
Verisign, Inc.*                           100          3,194
Viad Corporation                          100          2,700
Visio Corporation*                        100          4,687
Walker Interactive Systems, Inc.*         100          1,575
Waste Management, Inc.                    400         13,000
Westpoint Stevens, Inc.*                  100          3,275
Yahoo!, Inc.*                             100         10,950
York Research Corporation*              1,100          7,563
                                                 -----------
                                                     491,010
                                                 -----------
CHEMICALS -- 1.6%
Air Products and Chemicals, Inc.          100          8,700
Airgas, Inc.*                             100          1,519
Albemarle Corporation                     100          2,431
BetzDearborn, Inc.                        100          4,925
Cabot Corporation                         100          3,331
Crompton & Knowles Corporation            100          2,694
The Dow Chemical Company                  200         19,375
E.I. duPont de Nemours and Company      1,100         84,700
Eastman Chemical Company                  100          6,700

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
CHEMICALS-- continued
Ethyl Corporation                         100    $       706
Ferro Corporation                         100          2,863
Hercules, Inc.                            100          4,406
International Specialty Products, Inc.*   100          1,731
JLM Industries, Inc.*                     100          1,175
Lubrizol Corporation                      100          3,475
Lyondell Petrochemical                    100          3,119
Millenium Chemicals, Inc.                 100          3,163
Minnesota Mining and Manufacturing
 Company                                  400         37,050
Monsanto Company                          500         27,687
Morton International, Inc.                100          3,044
OXiGENE, Inc.*                            400          5,250
PPG Industries, Inc.                      300         21,863
Praxair, Inc.                             200          9,863
Rohm & Haas Company                       100         10,987
RPM, Inc.                                 100          1,700
Solutia, Inc.                             100          2,744
Synthetech, Inc.                        1,100          7,287
Twinlab Corporation*                      100          3,713
W.R. Grace & Company*                     100          1,856
Witco Corporation                         100          3,794
                                                 -----------
                                                     291,851
                                                 -----------
CONSTRUCTION -- 0.4%
ALYN Corporation*                         100            800
Apogee Enterprises, Inc.                  100          1,393
Centex Corporation                        100          3,575
Clayton Homes, Inc.                       100          1,881
Fluor Corporation                         100          4,769
Interface, Inc.                           100          3,919
Johns Manville Corporation                100          1,450
Justin Industries, Inc.                   100          1,587
Lafarge Corporation                       100          3,763
Lawson Products, Inc.                     100          2,713
Masco Corporation                         200         11,250
Medusa Corporation                        100          5,763
Owens Corning                             100          3,750
Palm Harbor Homes, Inc.*                  100          4,169
Puerto Rican Cement Company, Inc.         100          5,344
Republic Group, Inc.                      100          1,905
Sherwin-Williams Company                  200          6,650
Stanley Works                             100          4,750
Toll Brothers, Inc.*                      300          7,725
United Mobile Homes, Inc.                 100          1,125
Walter Industries, Inc.*                  100          1,913
WestTeleservices Corporation*             100          1,375
                                                 -----------
                                                      81,569
                                                 -----------

                                                      Market
                                        Shares         Value
------------------------------------------------------------
CONSUMER DURABLES: 0.4%
Bassett Furniture Industries, Inc.        300    $     9,150
Black & Decker Corporation                100          5,837
Craig Corporation*                        100          1,300
Hillenbrand Industries                    100          6,175
Kimball International, Inc. Class B       100          2,463
Linens 'n Things, Inc.*                   200          6,425
Maytag Corporation                        100          5,043
Newell Company                            200          9,650
RF Monolithics, Inc.*                     100          1,163
Shaw Industries, Inc.                     100          1,600
Sunbeam Corporation                       100          2,294
Viking Office Products, Inc.*             100          2,859
Windmere-Durable Holdings, Inc.*          400         12,675
                                                 -----------
                                                      66,634
                                                 -----------
CONTAINERS -- 0.2%
Crown Cork & Seal Company, Inc.           200         10,375
Gaylord Container Corporation*            100            837
Owens-Illinois, Inc.*                     100          4,494
Sealed Air Corporation*                    54          2,868
Stone Container Corporation*              400          7,100
U.S. Can Corporation*                     100          1,694
                                                 -----------
                                                      27,368
                                                 -----------
COSMETICS -- 1.3%
Alberto-Culver Company                    100          2,975
Avon Products, Inc.                       100          8,181
Clorox Company                            100          8,350
Colgate-Palmolive Company                 300         26,100
The Dial Corporation                      300          7,444
Estee Lauder Companies, Inc.              100          6,387
Gillette Corporation                      500         58,563
Procter & Gamble Company                1,300        109,119
ThermoLase Corporation*                   500          3,094
                                                 -----------
                                                     230,213
                                                 -----------
DOMESTIC OIL -- 0.7%
Amerada Hess Company                      100          5,406
Ashland, Inc.                             100          4,987
Atlantic Richfield Company                300         23,663
Benton Oil & Gas Company*                 100          1,044
Callon Petroleum Corporation*             100          1,650
Chesapeake Energy Corporation             100            431
Costilla Energy, Inc.*                    500          5,375
Cross Timbers Oil Company                 100          1,731
Diamond Offshore Drilling, Inc.           200          9,563
Fieldworks, Inc.*                         100            388
Global Industries Ltd.*                   100          2,131
Holly Corporation                         100          2,738
Magellan Petroleum Corporation*           300            712

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
DOMESTIC OIL-- continued
Midcoast Energy Resources, Inc.           110    $     2,503
Oryx Energy Company*                      100          2,331
Phillips Petroleum Company                200         10,013
Pool Energy Services Company*             100          2,038
Pride International, Inc.*                100          2,243
R&B Falcon Corporation*                   100          2,869
Santa Fe Energy Resources, Inc.*          100            994
Seven Seas Petroleum, Inc.*               100          2,538
St. Mary Land & Exploration Company       100          2,725
Sun Company                               100          4,250
Tosco Corporation                         100          3,174
Trans Montaigne Oil Company*              100          1,619
Transocean Offshore, Inc.                 100          4,931
Union Pacific Resources Group, Inc.       100          2,025
Unocal Corporation                        200          7,125
UNOVA, Inc.*                              100          2,213
USX-Marathon Group                        300         10,500
                                                 -----------
                                                     123,910
                                                 -----------
DRUGS AND MEDICINE -- 6.2%
Abbott Laboratories                       700         51,931
Aetna, Inc.                               100          7,819
Allegiance Corporation                    100          5,000
Allergan, Inc.                            100          4,200
ALZA Corporation*                         100          4,838
American Home Products
 Corporation                            1,200         57,975
Amerisource Health Corporation -
 Class A*                                 100          5,437
Amgen, Inc.*                              300         18,150
Arrow International, Inc.                 100          3,456
Arterial Vascular Engineering, Inc.*      100          3,091
Barr Laboratories, Inc.*                  100          4,081
Bausch & Lomb, Inc.                       100          4,981
Baxter International, Inc.                300         17,156
Becton, Dickinson and Company             100          7,075
Bergen Brunswig Corporation               200          8,300
Beverly Enterprises, Inc.*                100          1,431
Biogen, Inc.*                             100          4,400
Biomet, Inc.                              100          2,888
Boston Scientific Corporation*            200         12,750
Bristol-Myers Squibb Company              900         96,750
C.R. Bard, Inc.                           100          3,469
Cardinal Health, Inc.                     100          8,913
Care Matrix Corporation*                  100          2,312
Carter-Wallace, Inc.                      400          7,125
Centocor, Inc.*                           100          3,900
Chiron Corporation                        100          1,806
Columbia/HCA Healthcare Corporation       600         19,613
Covance, Inc.*                            100          2,119

                                                      Market
                                        Shares         Value
------------------------------------------------------------
DRUGS AND MEDICINE -- continued
DePuy, Inc.                               100    $     2,987
Eli Lilly and Company                   1,000         61,438
First Health Group Corporation*           200         11,362
Forest Laboratories, Inc.*                100          3,300
Foundation Health Systems, Inc.*          100          3,044
Genentech, Inc.*                          200         13,800
Gensia Sicor, Inc.*                       100            425
Genzyme Corporation
 (General Division)*                      100          2,737
Guidant Corporation                       200         12,888
Health Management Associates, Inc.*       200          5,963
HEALTHSOUTH Corporation*                  400         11,350
Humana, Inc.                              100          3,106
ICN Pharmaceuticals, Inc.                 100          4,319
Inhale Therapeutic Systems*               100          3,300
Ivax Corporation*                         100            900
Johnson & Johnson                       1,300         89,781
Mallinckrodt, Inc.                        100          3,081
Manor Care, Inc.                          100          3,156
McKesson Corporation                      100          7,813
Med Partners, Inc.*                       100            894
Medtronic, Inc.                           400         22,250
Merck & Co., Inc.                       1,100        128,769
Mylan Laboratories                        100          3,000
Oakley, Inc.*                             100          1,306
Omnicare, Inc.                            100          3,506
Oxford Health Plans, Inc.*                100          1,725
PAREXEL International Corporation*        200          6,000
Perrigo Company*                          100          1,100
Pfizer, Inc.                            1,200        125,775
Pharmerica, Inc.                          100          1,219
PhyCor, Inc.*                             100          1,687
PSS World Medical, Inc.*                  100          1,250
Quintile Transnational Corporation*       100          4,863
Quorum Health Group, Inc.*                100          3,006
Schering-Plough Corporation               700         58,581
Scios, Inc.                               100            937
Sola International, Inc.*                 100          3,956
Specialty Care Network, Inc.*             100            988
St. Jude Medical, Inc.*                   100          3,575
SteriGenics International, Inc.*          200          4,100
Stryker Corporation                       100          4,075
Sunrise Assisted Living, Inc.*            100          3,012
Sybron International Corporation*         300          7,181
Tenet Healthcare Corporation*             100         10,500
Total Renal Care Holdings, Inc.*          300          9,206
United Healthcare Corporation             200         12,800
United States Surgical Corporation        100          3,975

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
DRUGS AND MEDICINE-- continued
UROCOR, Inc.*                             100    $       738
Vencor, Inc.                              100            950
Ventas, Inc.*                             100          1,613
Warner-Lambert Company                    900         57,431
Watson Pharmaceuticals, Inc.*             100          4,375
Wellpoint Health Networks, Inc.*          100          6,500
Zonagen, Inc.*                            100          3,650
                                                 -----------
                                                   1,120,209
                                                 -----------
ELECTRONICS -- 3.3%
Acxiom Corporation*                       100          2,162
Advanced Fibre Communication, Inc.*       100          3,706
Allen Telecom, Inc.*                      100          1,200
Alliant Techsystems, Inc.*                100          6,450
AMP, Inc.                                 100          3,800
Andrew Corporation*                       100          2,197
Applied Materials, Inc.*                  500         16,000
Ascend Communications, Inc.*              200          8,638
Atmel Corporation*                        100          1,481
AVX Corporation                           100          1,887
Barnett, Inc.*                            100          1,813
Bell Industries, Inc.*                    100          1,262
Blonder Tongue Laboratories, Inc.*        100            963
Cadence Design Systems, Inc.*             100          3,525
CIENA Corporation*                        200         10,400
Cypress Semiconductor Corporation*        100            856
Electro Scientific Industries, Inc.*      100          3,350
Electronic Data Systems Corporation       500         18,188
EMC Corporation*                          500         20,719
Excel Communications, Inc.*               100          2,200
Excel Technology, Inc.*                   100          1,012
General Instrument Corporation*           400          9,525
General Semiconductor, Inc.*              800         10,800
General Signal Corporation                200          8,225
GenRad, Inc.*                             300          5,250
GeoTel Communications Corporation*        100          2,719
Glenayre Technologies, Inc.*              700         10,719
Hearst-Argyle Television, Inc.*           100          3,600
Hewlett-Packard Company                 1,000         62,125
Intel Corporation                       1,500        107,156
ITT Industries, Inc.                      100          3,687
KLA-Tencor Corporation*                   100          3,388
Level One Communications, Inc.*           200          5,338
Linear Technology Corporation             100          6,994
Loral Space & Communications Ltd.*        100          2,537
Lucent Technologies, Inc.               1,200         85,125
Metal Management, Inc.*                   100          1,000
Methode Electronics, Inc. - Class A       300          3,825

                                                      Market
                                        Shares         Value
------------------------------------------------------------
ELECTRONICS -- continued
Micron Technology, Inc.*                  400    $     9,425
Motorola, Inc.                            600         31,762
MRV Communications, Inc.*                 300          6,975
Netscape Communications
 Corporation*                             100          2,450
NEXTEL Communications, Inc. -
 Class A*                                 500         11,781
Omnipoint Corporation*                    100          2,056
P-COM, Inc.*                              100          1,500
QUALCOMM, Inc.*                           100          5,213
Rambus, Inc.*                             100          3,866
Rational Software Corporation*            100          1,525
SCI Systems, Inc.*                        100          3,412
Scientific-Atlanta, Inc.                  100          2,206
Sensormatic Electronics Corporation       100          1,281
Sequent Computer Systems, Inc.*           100          1,656
Snyder Communication, Inc.*               100          4,031
Solectron Corporation*                    100          4,138
Speed Fam International, Inc.*            100          1,950
Symbol Technologies, Inc.                 100          3,519
Tele-Communications International,
 Inc.*                                    100          1,706
Tellabs, Inc.*                            200         13,744
Teradyne, Inc.                            100          3,075
Texas Instruments, Inc.                   400         20,550
Thermo Electron Corporation*              100          3,513
ThermoQuest Corporation*                  100          1,500
Thomas & Betts Corporation                100          5,344
Transaction Network Services, Inc.*       100          2,037
United States Satellite Broadcasting
 Company, Inc.*                           100            956
Vicor Corporation*                        100          1,563
Vishay Intertechnology, Inc.*             105          2,343
Watkins-Johnson Company                   100          2,519
Western Digital Corporation*              100          1,700
Western Wireless Corporation*             100          1,850
Xilinx, Inc.*                             100          3,803
Zenith Electronics Corporation*           100             50
                                                 -----------
                                                     608,821
                                                 -----------
ENERGY AND UTILITIES -- 2.2%
AES Corporation*                          200          9,512
AGL Resources, Inc.                       100          2,000
Alleghny Energy, Inc.                     100          2,806
Ameren Corporation                        100          3,913
American Electric Power Company           200          9,075
American Water Works Company, Inc.        100          2,937

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
ENERGY AND UTILITIES-- continued
Atrion Gas and Electric Company           400    $     4,000
Baltimore Gas and Electric Company        100          3,044
BEC Energy                                100          4,056
CalEnergy Company, Inc.*                  100          3,025
California Water Service Group            100          2,219
Carolina Power and Light Company          100          4,100
Central & South West Corporation          200          5,287
Cinergy Corporation                       100          3,231
CMS Energy Corporation                    100          4,356
Coastal Company                           100          7,050
Columbia Energy Corporation               100          8,438
Conectiv, Inc.                             75          1,533
Conectiv, Inc. - Class A                    1             16
Consolidated Edison Company
 of New York, Inc.                        200          9,075
Consolidated Natural Gas Company          100          5,656
Dominion Resources, Inc.                  200          7,938
DQE, Inc.                                 100          3,287
DTE Energy Company                        100          3,956
Duke Energy Corporation                   300         17,288
Edison International                      400         11,800
El Paso Natural Gas Company               100          3,862
Energy East Corporation                   100          4,062
Enova Corporation                         100          2,556
Enron Corporation                         300         15,038
First Energy Corporation                  200          5,937
Florida Progress Corporation              100          4,125
FPL Group, Inc.                           200         12,288
Global Industrial Technologies, Inc.*     100          1,694
GPU, Inc.                                 100          3,850
Houston Industries, Inc.                  300          8,587
Illinova Corporation                      100          2,906
Interstate Energy Corporation             100          3,006
IPALCO Enterprises, Inc.                  100          4,213
Kansas City Power & Light Company         100          2,875
LG&E Energy Corporation                   100          2,656
Long Island Lighting Company              100          2,981
MCN Energy Group, Inc.                    100          3,600
MDU Resources Group, Inc.                 200          6,663
Mid American Energy Holding Company       100          2,081
Middlesex Water Company                   100          2,006
Montana Power Company                     100          3,625
New Century Energies, Inc.                100          4,600
New England Electric System               100          4,175
Niagra Mohawk Power Corporation*          100          1,238
NICOR, Inc.                               100          3,862
Nipsco Industries, Inc.                   100          2,688

                                                      Market
                                        Shares         Value
------------------------------------------------------------
ENERGY AND UTILITIES -- continued
Northeast Utilities*                      100    $     1,594
Northern States Power Company             100          5,687
Northwestern Corporation                  100          2,413
OGE Energy Corp.                          200         10,725
Pacific Enterprises                       100          3,806
PG&E Corporation                          500         15,750
Pinnacle West Capital Corporation         100          4,494
Public Service Enterprises Group, Inc.    200          6,612
Puget Sound Energy, Inc.                  100          2,613
SCANA Corporation                         100          2,881
Seagull Energy Corporation*               100          1,656
Sierra Pacific Resources                  100          3,431
Sonat, Inc.                               100          3,919
Southern Company                          700         18,594
TECO Energy, Inc.                         100          2,619
Texas Utilities Company                   200          7,900
Unicom Corporation                        200          6,875
UtiliCorp United, Inc.                    100          3,556
Washington Gas Light Company              100          2,606
Washington Water Power Company            100          2,156
Western Resources, Inc.                   100          3,838
WICOR, Inc.                               100          4,575
The Williams Companies, Inc.              400         12,975
Wisconsin Energy Corporation              100          2,950
WPS Resources Corporation                 200          6,262
                                                 -----------
                                                     395,259
                                                 -----------
ENERGY - RAW MATERIALS -- 0.9%
AMCOL International Corporation           650          8,938
Anardarko Petroleum Corporation           100          6,600
Arabian Shield Development Company*       100            275
Aztec Manufacturing Company               100          1,337
Baker Hughes Incorporated                 300         10,800
Burlington Resources, Inc.                200          8,425
Dawson Geophysical Company*               100          1,600
Denbury Resources, Inc.*                  100          1,663
Dresser Industries, Inc.                  200          9,312
EEX Corporation*                          100            988
Halliburton Company                       200          9,475
Harken Energy Corporation*                200          1,037
Helmerich & Payne, Inc.                   100          2,525
KCS Energy, Inc.                          100          1,188
Key Energy Group, Inc.*                   100          1,644
Louis Dreyfus Natural Gas Corporation*    100          1,750
MAXXAM, Inc.*                             100          5,894
McDermott International, Inc.             200          7,637
Nabors Industries, Inc.*                  100          2,356
Newpark Resources, Inc.*                  100          1,819

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
ENERGY - RAW MATERIALS-- continued
NGC Corporation                           100    $     1,519
Noble Affiliates, Inc.                    100          3,906
Occidental Petroleum Corporation          500         13,813
Parker Drilling Company*                  100            844
Petroleum Development Corporation*        100            550
Schlumberger Limited                      500         39,031
Seitel, Inc.*                             100          1,700
Smith International, Inc.*                100          4,906
Trico Marine Services, Inc.*              100          1,975
Union Texas Petroleum Holdings, Inc.      100          2,750
Valero Energy Corporation                 100          3,262
Varco International, Inc.*                100          2,606
Western Atlas, Inc.*                      100          8,656
XCL Ltd.*                                 100            400
                                                 -----------
                                                     171,181
                                                 -----------
FOOD AND AGRICULTURE -- 2.8%
Archer-Daniels-Midland Company            500          9,438
Bestfoods                                 300         16,931
Bob Evans Farms, Inc.                     300          6,394
Campbell Soup Company                     400         21,800
Chiquita Brands International, Inc.       100          1,344
The Coca-Cola Company                   2,300        180,262
Coca Cola Enterprises, Inc.               400         15,025
ConAgra, Inc.                             500         14,625
Dean Foods Company                        100          4,925
Dole Food Company, Inc.                   100          4,619
Flowers Industries, Inc.                  300          6,188
General Mills, Inc.                       100          6,825
H.J. Heinz Company                        300         15,919
Hershey Foods Corporation                 100          6,925
IBP, Inc.                                 100          1,937
International Home Foods, Inc.*           100          2,713
Interstate Bakeries Corporation           100          3,225
Keebler Foods Company*                    100          2,906
Kellogg Company                           400         16,525
Lance, Inc.                               200          4,200
Lindsay Manufacturing Company             100          4,650
McCormick & Co., Inc.                     200          6,700
Mississippi Chemical Corporation          100          1,675
Nash Finch Company                        400          6,750
PepsiCo, Inc.                           1,400         57,138
Pioneer Hi-Bred International, Inc.       200          7,612
The Quaker Oats Company                   100          5,769
Ralston-Purina Group                      100         11,131
Rexall Sundown, Inc.*                     100          3,350
Sara Lee Corporation                      400         23,550
Smithfield Foods, Inc.*                   100          2,700

                                                      Market
                                        Shares         Value
------------------------------------------------------------
FOOD AND AGRICULTURE -- continued
Suiza Foods Corporation*                  200    $    11,687
SUPERVALU, Inc.                           100          4,188
Terra Industries, Inc.                    100          1,012
Whitman Corporation                       100          2,169
Wild Oats Markets, Inc.*                  100          2,875
Wm. Wrigley Jr. Company                   100          9,625
                                                 -----------
                                                     505,307
                                                 -----------
GOLD -- .07%
Battle Mountain Gold Company              100            531
Homestake Mining Company                  700          7,613
Newmont Gold Company                      200          5,212
                                                 -----------
                                                      13,356
                                                 -----------
INSURANCE -- 2.5%
20th Century Industries                   100          2,819
Acceptance Insurance Companies, Inc.*     200          4,600
AFLAC, Inc.                               100          6,394
Allmerica Financial Corporation           100          6,269
Allstate Corporation                      400         37,650
Ambac Financial Group, Inc.               100          5,469
American Bankers Insurance Group, Inc.    100          6,000
American General Corporation              300         20,137
American International Group, Inc.        700         86,669
Amerin Corporation*                       300          9,019
Aon Corporation                           200         12,812
Argonaut Group, Inc.                      100          3,213
Chubb Corporation                         200         15,912
Cigna Corporation                         200         13,700
Cincinnati Financial Corporation          300         12,600
CNA Financial Corporation                 100         15,125
Conseco, Inc.                             200          9,325
Erie Indemnity Company                    200          5,700
The Equitable Companies, Inc.             200         13,775
FBL Financial Group, Inc.                 100          2,806
General Re Corporation                    100         21,988
The Hartford Financial Services Group     100         11,006
Jefferson-Pilot Corporation               150          8,587
Life Re Corporation                       200         14,725
Marsh and McLennan Companies, Inc.        200         17,513
MBIA, Inc.                                100          7,456
MGIC Investment Corporation               100          5,994
The PMI Group, Inc.                       100          7,519
The Progressive Corporation               100         13,787
Protective Life Corporation               200          7,200
Reliance Group Holdings, Inc.             100          1,806
Risk Capital Holdings, Inc.*              100          2,488
RLI Corp.                                 200         10,425
SCPIE Holdings, Inc.                      100          3,625

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- CONTINUED
INSURANCE -- continued
Selective Insurance Group, Inc.           200    $     5,275
The St. Paul Companies, Inc.              200          8,875
Transamerica Corporation                  100         11,500
Travelers Property Casualty
 Corporation                              100          4,156
United Companies Financial
 Corporation                              100          1,837
                                                 -----------
                                                     455,756
                                                 -----------
INTERNATIONAL OIL -- 1.8%
Amoco Corporation                         900         37,631
Aviva Petroleum, Inc.*                    600            563
Chevron Corporation                       600         47,925
Exxon Corporation                       2,300        162,150
Mobil Corporation                         700         54,600
Texaco, Inc.                              500         28,875
                                                 -----------
                                                     331,744
                                                 -----------
LIQUOR -- 0.2%
Anheuser-Busch Companies, Inc.            400         18,375
Brown Forman Corporation - Class B        100          5,763
Robert Mondavi Corporation*               100          3,562
                                                 -----------
                                                      27,700
                                                 -----------
MEDIA -- 1.6%
The Ackerley Group, Inc.                  100          2,000
A.H. Belo Corporation                     100          5,150
AMC Entertainment, Inc.*                  400          7,200
ANTEC Corporation*                        100          1,916
BI, Inc.*                                 100            962
CBS Corporation*                          700         22,225
Century Communications Corporation*       100          1,594
Chancellor Media Corporation*             100          4,181
Clear Channel Communications, Inc.*       100          9,588
Comcast Corporation                       300         10,284
Cox Communications, Inc.*                 200          8,738
Cymer, Inc.*                              100          1,903
Dow Jones & Company, Inc.                 100          4,812
E.W. Scripps Company                      100          5,288
Gannett Company, Inc.                     300         19,781
Gartner Group, Inc.*                      100          3,306
Gaylord Entertainment Company             100          3,369
Harte-Hanks Communications, Inc.          100          2,263
Hollinger International, Inc.             100          1,606
John Wiley & Sons, Inc. - Class A         100          5,400
Jones Intercable, Inc.*                   100          2,150
King World Productions, Inc.*             100          2,550
Knight-Ridder, Inc.                       100          5,706
Maxwell Technologies, Inc.*               100          2,688

                                                      Market
                                        Shares         Value
------------------------------------------------------------
INSURANCE -- continued
McClatchy Company                         100    $     2,969
McGraw-Hill Companies, Inc.               100          7,819
Meredith Corporation                      100          3,975
Merrimac Industries, Inc.                 110          1,609
Metro-Goldwyn-Mayer, Inc.*                100          2,444
Metromedia International Group, Inc.*     100          1,350
New York Times Company                    100          7,050
NewsEDGE Corporation*                     100          1,150
Outdoor Systems, Inc.*                    100          3,000
Plenum Publishing Corporation             100          6,750
PRIMEDIA, Inc.*                           100          1,331
R.R. Donnelley & Sons Company             100          4,500
Reader's Digest Association, Inc.         100          2,850
Spelling Entertainment Group, Inc.*       100            938
Tele-Communications TCI Ventures
 Group*                                   400          6,963
Tele-Communications, Inc.*                500         17,156
Thomas Nelson, Inc.                       100          1,294
TimeWarner, Inc.                          500         38,906
Times Mirror Company                      100          6,400
Tres Com International, Inc.*             100          1,062
Tribune Company                           100          6,688
USA Networks, Inc.*                       100          2,450
Viacom, Inc. - Class B*                   300         16,500
Westwood One, Inc.*                       100          2,675
                                                 -----------
                                                     282,489
                                                 -----------
MISCELLANEOUS FINANCE -- 4.2%
A.G. Edwards, Inc.                        100          4,044
Affiliated Managers Group, Inc.*          100          3,581
Allied Capital Corporation                100          2,425
AMB Property Corporation                  100          2,381
American Express Company                  400         41,050
Arden Realty, Inc.                        100          2,744
Area Bancshares Corporation               300         10,650
Associated Estates Realty Corporation     300          5,700
Associates First Capital Corporation      362         27,089
The Bear Stearns Companies, Inc.          100          5,425
Beneficial Corporation                    100         13,400
Berkshire Hathaway, Inc.*                   1         70,700
Capital Factors Holdings, Inc.*           400          7,375
Capital One Financial Corporation         100          9,981
CarrAmerica Realty Corporation            100          2,800
The Charles Schwab Corporation            400         13,200
Charter One Financial, Inc.               200          6,850
The CIT Group, Inc.                       100          3,150
Commercial Net Lease Realty               300          4,819
Conning Corporation                       100          2,050

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
MISCELLANEOUS FINANCE-- continued
Countrywide Credit Industries, Inc.       100    $     4,625
CPB, Inc.                                 400          7,600
Crescent Real Estate Equities Company     100          3,425
Dain Rauscher Corporation                 100          5,675
Dime Bancorp, Inc.                        100          2,919
Equity Office Properties Trust            200          5,500
Everest Reinsurance Holdings, Inc.        200          7,775
Fannie Mae                              1,000         59,875
First Washington Realty Trust, Inc.       400         10,075
FIRSTPLUS Financial Group, Inc.*          200          7,975
Franklin Resources, Inc.                  300         14,662
Freddie Mac                               700         31,850
Golden State Bancorp, Inc.*               100          3,831
Green Tree Financial Corporation          300         12,056
H.F. Ahmanson & Company                   100          7,625
Health and Retirement Property Trust      200          3,700
Household International, Inc.             100         13,531
Indymac Mortgage Holdings, Inc.           100          2,369
IRT Property Company                      100          1,137
Lehman Brothers Holding, Inc.             100          7,094
Leucadia National Corporation             100          3,431
Liberty Property Trust                    100          2,644
M.D.C. Holdings, Inc.                     100          1,513
Mack-Cali Realty Corporation              100          3,600
MBNA Corporation                          500         15,844
Mechanics Savings Bank*                   400         11,950
Meditrust Companies                       100          2,819
Merrill Lynch & Co., Inc.                 300         26,850
The Money Store, Inc.                     100          3,300
Morgan Stanley, Dean Witter, Discover
 and Co.                                  600         46,837
New Plan Realty Trust                     100          2,344
Northwest Savings Bank                    300          4,875
Ocwen Asset Investment Corporation        100          1,700
Ocwen Financial Corporation*              100          2,438
Pacific America Money Center, Inc.*       100          2,100
Paine Webber Group, Inc.                  100          4,294
Patriot American Hospitality, Inc.        200          4,787
Pennsylvania Real Estate Investment
 Trust                                    100          2,356
Prime Retail, Inc.                        500          6,594
Providian Financial Corporation           100          6,363
Public Storage, Inc.                      100          3,000
R&G Financial Corporation                 100          3,925
Security Capital Industrial Trust         100          2,462
Security Capital Pacific Trust            100          2,256
SLM Holding Corporation                   250          9,984
Sovereign Bancorp, Inc.                   260          4,599

                                                      Market
                                        Shares         Value
------------------------------------------------------------
MISCELLANEOUS FINANCE -- continued
Storage Trust Realty                      100    $     2,413
T. Rowe Price Associates, Inc.            200          7,087
TCF Financial Corporation                 100          3,256
Travelers Group, Inc.                   1,039         63,379
United Asset Management
 Corporation                              200          5,200
United Dominion Realty Trust, Inc.        100          1,413
Vision Twenty-One, Inc.*                  600          4,387
Washington Mutual, Inc.                   300         21,188
Westfield America, Inc.                   100          1,750
White River Corporation*                  100          8,925
                                                 -----------
                                                     754,576
                                                 -----------
MOTOR VEHICLES -- 1.2%
Aftermarket Technology Corporation*       100          1,712
Automobile Protection Corporation*        100          1,225
Cascade Corporation                       500          8,562
Chrysler Corporation                      500         27,813
Eaton Corporation                         100          8,981
Echlin, Inc.                              200          9,500
Excelsior-Henderson Motorcycle
 Manufacturing Co.*                       100            631
Ford Motor Company                      1,100         57,062
General Motors Corporation                700         50,356
Hayes Lemmerz International, Inc.*        100          3,918
Lear Corporation*                         100          5,338
Meritor  Automotive, Inc.                 100          2,406
Myers Industries, Inc.                    100          2,112
Navistar International Corporation*       200          6,037
Penske Motorsports, Inc.*                 100          3,225
Safety Components International, Inc.*    100          1,700
Sonic Automotive, Inc.*                   100          1,788
Stoneridge, Inc.*                         100          2,225
Superior Industries International, Inc.   100          2,912
Titan International, Inc.                 100          1,944
U.S. Rentals, Inc.*                       200          6,487
United Auto Group, Inc.*                  100          2,050
Wynn's International, Inc.                100          2,100
                                                 -----------
                                                     210,084
                                                 -----------
NON-DURABLES AND ENTERTAINMENT-- 0.9%
A.T. Cross Company                        100          1,156
American Greetings Corporation            100          4,750
AMF Bowling, Inc.*                        100          2,500
Applebee's International, Inc.            100          2,437
Applied Science and Technology, Inc.*     100            925
At Entertainment, Inc.*                   100          1,700
Boston Chicken, Inc.*                     100            203

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
NON-DURABLES AND ENTERTAINMENT -- continued
Boyd Gaming Corporation*                  100    $       669
Brinker International, Inc.*              100          2,175
Cheesecake Factory, Inc.*                 150          3,028
CKE Restaurants, Inc.                     100          3,175
Concepts Direct, Inc.*                    100          1,475
Consolidated Products, Inc.*              100          1,981
Cracker Barrel Old Country Store, Inc.    100          3,225
Cytyc Corporation*                        100          1,675
Darden Restaurants, Inc.                  100          1,544
Electronic Arts, Inc.*                    100          4,350
Foodmaker, Inc.*                          100          1,688
Fortune Brands, Inc.                      200          7,687
Frisch's Restaurants, Inc.                100          1,194
Harcourt General, Inc.                    100          5,450
Hasbro, Inc.                              100          3,825
II Fornaio (America) Corporation*         100          1,312
International Game Technology             100          2,469
Landry's Seafood Restaurant's, Inc.*      100          2,266
Mattel, Inc.                              300         11,362
McDonald's Corporation                    600         39,375
The Ohio Art Company                      100          2,550
On Command Corporation*                   400          5,500
Orphan Medical, Inc.*                     100          1,087
Papa John's International, Inc.*          100          4,163
Pizza Inn, Inc.                           100            569
Planet Hollywood International, Inc.*     100            856
Premark International, Inc.               100          3,206
Rainforest Cafe, Inc.*                    100          1,391
Rubbermaid, Inc.                          100          3,262
Ryan's Family Steak Houses, Inc.*         100          1,019
Service Corporation International         200          8,175
Sotheby's Holding, Inc.                   100          2,300
Starbucks Corporation*                    100          4,800
Taco Cabana, Inc.*                        100            637
Triarc Companies*                         100          2,438
Tricon Global Restaurants, Inc.*          140          4,349
Tupperware Corporation                    100          2,700
Wendy's International, Inc.               100          2,469
                                                 -----------
                                                     165,067
                                                 -----------
NON-FERROUS METALS -- 0.2%
AFC Cable Systems, Inc.*                  100          3,375
Aluminum Company of America               200         13,874
Cyprus Amax Minerals Company              400          6,350
Howmet International, Inc.*               100          1,512
Kaiser Aluminum Corporation*              100          1,038

                                                      Market
                                        Shares         Value
------------------------------------------------------------
NON-FERROUS METALS -- continued
Minerals Technologies, Inc.               100    $     5,294
Titanium Metals Corporation               100          2,431
                                                 -----------
                                                      33,874
                                                 -----------
OPTICAL AND PHOTO -- 0.2%
Corning, Inc.                             100          3,944
CPI Corporation                           100          2,563
DENTSPLY International, Inc.              100          3,374
Eastman Kodak Company                     300         21,413
Meade Instruments Corporation*            100          1,037
Perceptron, Inc.*                         400          4,900
Photronics, Inc.*                         100          2,638
Todd-AO Corporation                       100          1,250
                                                 -----------
                                                      41,119
                                                 -----------
PAPER AND FOREST PRODUCTS -- 0.6%
Boise Cascade Corporation                 100          3,338
Bowater Incorporated                      200         10,125
Buckeye Technologies, Inc.*               100          2,256
Caraustar Industries, Inc.                100          3,069
Chesapeake Corporation                    100          3,550
Georgia-Pacific Group                     100          6,419
Georgia-Pacific Timber Group              100          2,355
International Paper Company               300         13,800
Jefferson Smurfit Corporation*            400          7,375
Kimberly-Clark Corporation                500         24,781
Long View Fibre Company                   100          1,650
Louisiana-Pacific Corporation             100          1,994
P.H. Glatfelter Company                   100          1,631
Thermo Fibertek, Inc.*                    100          1,150
Union Camp Corporation                    100          5,469
Wausau-Mosimee Paper Corporation          100          2,138
Westvaco Corporation                      100          2,850
Weyerhaeuser Company                      300         15,244
                                                 -----------
                                                     109,194
                                                 -----------
PRODUCER GOODS -- 2.9%
AGCO Corporation                          100          2,512
Albany International Corp.                200          5,800
AlliedSignal, Inc.                        500         21,375
American Standard Companies, Inc.*        100          4,825
Avery Dennison Corporation                100          5,181
Blount International, Inc.                100          2,819
Boise Cascade Office Products
 Corporation*                             100          1,712
Case Corporation                          100          5,788
Caterpillar, Inc.                         400         21,975
Cooper Industries, Inc.                   100          6,432

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
PRODUCER GOODS -- continued
Corporate Express, Inc.*                  300    $     3,478
Daisytek International Corporation*       100          2,550
Deere and Company                         200         10,375
Dover Corporation                         200          7,500
Emerson Electric Company                  400         24,300
General Electric Company                3,100        258,462
Graco, Inc.                               100          3,462
Harnischfeger Industries, Inc.            100          3,150
Harsco Corporation                        100          4,363
Haskel International, Inc.                100          1,050
Helix Technology Corporation              100          1,781
Herman Miller, Inc.                       100          2,769
HON Industries, Inc.*                     100          3,200
Hubbell, Inc. - Class B                   100          4,706
Illinois Tool Works, Inc.                 200         13,200
Ingersoll-Rand Company                    200          9,012
Jabil Circuit, Inc.*                      200          6,813
Johnson Controls, Inc.                    100          5,950
Kuhlman Corporation                       100          4,225
Marine Drilling Companies, Inc.*          100          1,881
Mark IV Industries, Inc.                  100          2,200
Oceaneering International, Inc.*          100          2,150
Pall Corporation                          100          1,981
Pameco Corporation*                       100          1,838
Parker-Hannifin Corporation               100          4,107
Raychem Corporation                       100          3,763
Snap-on, Inc.                             100          4,388
Tecumseh Products Company                 100          4,988
Tenneco, Inc.                             200          8,325
Thermo Instrument Systems, Inc.*          100          2,806
Thermo Optek Corporation*                 100          1,575
Timken Company                            100          3,763
Tokheim Corporation                       600          9,563
Trinity Industries, Inc.                  100          4,775
U.S. Industries, Inc.                     200          5,275
UCAR International, Inc.*                 200          6,400
US Filter Corporation*                    100          3,044
Valhi Corporation*                        100            981
Woodward Governor Company                 200          5,800
York International Corporation            100          5,000
                                                 -----------
                                                     533,368
                                                 -----------
RAILROAD AND SHIPPING -- 0.3%
Avondale Industries, Inc.*                100          2,813
Burlington Northern Santa Fe              100          9,950
CSX Corporation                           200          9,525
Emergent Group, Inc.*                     100            500
Kansas City Southern Industries, Inc.     100          4,238

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- continued
Railroad and Shipping -- continued
Norfolk Southern Corporation              300    $     9,394
OMI Corporation*                          100            919
Overseas Shipholding Group, Inc.          100          1,937
Spinnaker Industries, Inc.*               100          1,900
Union Pacific Corporation                 200          9,675
Westinghouse Air Brake Company            100          2,762
                                                 -----------
                                                      53,613
                                                 -----------
REAL PROPERTY -- 0.2%
American Retirement Corporation*          100          1,950
Boston Properties, Inc.                   100          3,400
Burnham Pacific Properties, Inc.          100          1,406
Catellus Development Corporation*         100          1,856
Cornerstone Properties, Inc.              100          1,750
Duke Realty Investments, Inc.             100          2,262
Hollywood Park, Inc.*                     100          1,294
Kennedy-Wilson, Inc.*                     100            950
The Rouse Company                         100          3,006
Simon DeBartolo Group, Inc.               300         10,013
Starwood Hotels and Resorts               191          9,013
Vornado Realty Trust                      144          5,519
                                                 -----------
                                                      42,419
                                                 -----------
RETAIL -- 3.2%
Albertson's, Inc.                         200          9,262
American Stores Company                   300          7,481
Authentic Fitness Corporation             100          1,819
Autozone, Inc.*                           100          3,325
Barnes & Noble, Inc.*                     100          3,388
Bed Bath & Beyond, Inc.*                  100          5,019
Borders Group, Inc.*                      200          6,200
Casey's General Stores, Inc.              100          1,419
Cendant Corporation*                      740         16,049
Circuit City Stores - Circuit City
 Group                                    100          4,237
Claire's Stores, Inc.                     100          1,881
CompUSA, Inc.*                            100          1,575
Consolidated Stores Corporation*          182          6,950
Costco Companies, Inc.*                   200         11,575
CVS Corporation                           132          9,252
Dayton Hudson Corporation                 400         18,550
dELiA*s, Inc.*                            100          2,350
Dollar General Corporation                125          4,766
Family Dollar Stores, Inc.                400          6,625
Federated Department Stores, Inc.*        200         10,362
Fred Meyer, Inc.*                         100          4,300
The Gap, Inc.                             400         21,600
General Nutrition Companies, Inc.*        100          3,156

ISI STRATEGY FUND, INC.

Statement of Net Assets (continued)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS-- continued
RETAIL-- continued
Giant Food, Inc.                          200    $     8,600
The Great Atlantic & Pacific Tea
  Company                                 100          3,200
Heilig-Meyers Company                     500          6,000
The Home Depot, Inc.                      700         54,994
Intimate Brands, Inc.                     200          5,737
J.C. Penney Company, Inc.                 200         14,363
Kohl's Corporation*                       200          9,512
Kroger Company*                           200          8,587
The Limited, Inc.                         300          9,975
Lowe's Companies, Inc.                    200         15,838
The May Department Stores Company         200         12,862
Nordstrom, Inc.                           100          7,206
Office Depot, Inc.*                       200          5,900
OfficeMax, Inc.*                          100          1,644
Pep Boys - Manny, Moe & Jack              100          2,225
PETsMART, Inc.*                           100            987
Pier 1 Imports, Inc.                      100          2,406
Proffitt's, Inc.*                         100          3,925
Rite Aid Corporation                      200          7,163
Ross Stores, Inc.                         200          8,825
Safeway, Inc. *                           500         18,219
Saks Holding, Inc.*                       100          2,356
Sears, Roebuck and Co.                    400         24,725
Shopko Stores, Inc.*                      300         10,463
Spiegel, Inc.*                            100            531
Stage Stores, Inc.*                       100          4,663
Staples, Inc.*                            200          5,025
Tandy Corporation                         100          4,425
TJX Companies, Inc.                       200          9,350
Toys "R" Us, Inc.*                        300          7,950
U.S. Office Products Company*             100          1,694
Walgreen Company                          500         17,594
Wal-Mart Stores, Inc.                   2,100        115,894
West Marine, Inc.*                        100          1,919
Winn-Dixie Stores, Inc.                   100          4,069
                                                 -----------
                                                     579,967
                                                 -----------

STEEL -- 0.2%
AK Steel Holding Corporation              100          1,862
Allegheny Teledyne, Inc.*                 200          4,650
Armco, Inc.*                              100            544
Bethlehem Steel Corporation*              100          1,225
Citation Corporation*                     100          1,912
LTV Corporation                           100          1,094
National Steel Corporation - Class B      500          7,875
Nucor Corporation                         100          5,150
Roanoke Electric Steel Corporation        100          2,050

                                                      Market
                                        Shares         Value
------------------------------------------------------------
STEEL -- continued
Steel Dynamics, Inc.*                     100    $     1,938
Worthington Industries, Inc.              100          1,763
                                                 -----------
                                                      30,063
                                                 -----------
TELEPHONE -- 3.6%
AirTouch Communications, Inc.*            500         23,812
ALLTEL Corporation                        200          7,888
Ameritech Corporation                   1,000         42,437
AT&T Corporation                        1,500         91,313
Bell Atlantic Corporation                 800         73,300
BellSouth Corporation                     900         58,050
Century Telephone Enterprises, Inc.       150          6,647
Cincinnati Bell, Inc.                     100          3,181
DSC Communications Corporation*           100          1,709
Emmis Broadcasting Corporation*           100          4,419
GTE Corporation                           900         52,481
ICG Communications, Inc.*                  31            950
Intermedia Communications, Inc.*          100          7,412
Jacor Communications, Inc. *              200         10,575
LCI International, Inc.*                  200          7,488
Level 3 Communications, Inc.*             200         10,012
MCI Communications Corporation            600         32,081
McLeod USA Incorporated - Class A*        200          8,300
NEXTLINK Communications, Inc.*            400         12,475
Optical Cable Corporation*                100            950
Paging Network, Inc.*                     100          1,369
PairGain Technologies, Inc.*              200          3,125
RCN Corporation*                          100          2,150
SBC Communications, Inc.                1,700         66,087
Skytel Communications, Inc.*              100          2,263
Southern New England
 Telecommunications Corp.                 100          6,437
Sprint Corporation                        400         28,700
TCI Satellite Entertainment, Inc.*        100            563
Telephone and Data Systems, Inc.          100          4,375
Teleport Communications Group, Inc.*      100          5,594
Tel-Save Holdings, Inc.*                  100          1,975
US West Communications Group              400         20,300
US West Media Group*                      400         14,825
World Access, Inc.*                       100          3,138
WorldCom, Inc.*                         1,010         45,955
                                                 -----------
                                                     662,336
                                                 -----------
TIRES AND RUBBER -- 0.1%
Cooper Tire and Rubber Company            200          4,738
The Goodyear Tire & Rubber Company        200         14,375
TBC Corporation*                          100            806
                                                 -----------
                                                      19,919
                                                 -----------

ISI STRATEGY FUND, INC.

Statement of Net Assets (concluded)             May 31, 1998

                                                      Market
                                        Shares         Value
------------------------------------------------------------
COMMON STOCKS -- concluded
TOBACCO -- 0.6%
General Cigar Holdings, Inc.*             200    $     1,987
Loews Corporation                         200         18,150
Philip Morris Companies, Inc.           2,300         85,963
RJR Nabisco Holdings Corporation          100          2,819
UST, Inc.                                 100          2,662
                                                 -----------
                                                     111,581
                                                 -----------
TRAVEL AND RECREATION -- 0.9%
AMERCO*                                   200          6,500
American Skiing Company*                  100          1,343
Avis Rent A Car, Inc.*                    100          2,425
Bristol Hotel Company*                    100          2,650
Brunswick Corporation                     100          3,144
Callaway Golf Company                     100          2,062
Candlewood Hotel Company, Inc.*           100            825
CapStar Hotel Company*                    100          2,925
Carnival Corporation                      300         20,325
Circus Circus Enterprises*                100          1,775
Extended Stay America, Inc.*              100          1,100
Fountain Powerboat Industries, Inc.*      100          1,025
Harrah's Entertainment, Inc.*             300          7,500
Hilton Hotels Corporation                 100          3,144
La Quinta Inns, Inc.                      100          2,156
Marriott International, Inc.              100          3,475
MGM Grand, Inc.*                          100          3,319
MTR Gaming Group, Inc.*                   100            275
National Golf Properties, Inc.            100          3,006
Powerhouse Technologies*                  500          4,812
Promus Hotel Corporation*                 100          4,325
Royal Carribean Cruise Lines Ltd.         100          6,969
Shuffle Master, Inc.*                     100            925
Sodexho Marriot Services, Inc.             25            712
The Walt Disney Company                   600         67,875
                                                 -----------
                                                     154,592
                                                 -----------
TRUCKING AND FREIGHT -- 0.1%
Alphanet Solutions, Inc.*                 100          1,200
C.H. Robinson Worldwide, Inc.             100          2,312
Covenant Transport, Inc.*                 100          1,638
Expeditors International of
 Washington, Inc.                         100          4,000
Heartland Express, Inc.*                  400          8,750
Matlack Systems, Inc.*                    100            850
P.A.M. Transportation Services*           100          1,025
Rollins Truck Leasing Corporation         150          1,800

                                        Shares/
                                       Principal      Market
                                      Value (000)      Value
------------------------------------------------------------
TRUCKING AND FREIGHT -- continued
Shurgard Storage Centers, Inc.            100    $     2,869
                                                 -----------
                                                      24,444
                                                 -----------
  Total Common Stocks
    (Cost $9,957,423)                             10,693,312
                                                 -----------
PREFERRED STOCK -- .0002%
Containers -- .0002%
Sealed Air Corporation                      1    $        28
                                                 -----------
  Total Preferred Stocks
    (Cost $20)                                            28
                                                 -----------
U.S. TREASURY BONDS -- 34.0%
10.375%, 11/15/12                      $2,000      2,663,493
7.875%, 2/15/21                         2,850      3,542,837
                                                 -----------
  Total U.S. Treasury Bonds
    (Cost $6,058,276)                              6,206,330
                                                 -----------
REPURCHASE AGREEMENT -- 6.3%
Goldman Sachs & Co., 5.40%
  Dated 5/29/98, to be repurchased
  on 6/1/98, collateralized by
  U.S. Treasury Bonds with a market
  value of $1,165,427.
  (Cost $1,142,000)                     1,142    $ 1,142,000
                                                 -----------

Total Investment in Securities -- 99.0%
  (Cost $17,157,193)**                            18,041,670
                                                 -----------
Other Assets in Excess of
  Liabilities, Net-- 1.0%                            178,069
                                                 -----------
Net Assets-- 100.0%                              $18,219,739
                                                 ===========
Net Asset Value and Redemption
  Price Per Share
  ($18,219,739 / 1,656,815 shares outstanding)        $11.00
                                                      ======
Maximum Offering Price Per Share
  ($11.00 /  0.955 )                                  $11.51
                                                      ======

------------------------------------------------------------
 * Non-income producing security.
** Also aggregate cost for federal tax purposes.
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Statement of Operations

                                                                For the Period
                                                              September 16, 1997(1)
                                                                    through
                                                                  May 31, 1998
-----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                        $  175,650
   Dividends                                                           73,403
                                                                   ----------
     Total income                                                     249,053
                                                                   ----------

EXPENSES:
   Investment advisory fee                                             32,924
   Distribution fee                                                    20,577
   Transfer agent fee                                                   5,827
   Accounting fee                                                      10,103
   Printing and postage                                                26,470
   Custodian fee                                                        8,824
   Audit fee                                                           20,480
   Registration fees                                                   15,102
   Administration fee                                                   9,877
   Legal fees                                                          26,791
   Miscellaneous                                                        8,184
                                                                   ----------
     Total expenses                                                   185,159
   Less: Fees waived and expenses reimbursed                         (102,849)
                                                                   ----------
     Net expenses                                                      82,310
                                                                   ----------
   Net investment income                                              166,743
                                                                   ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from security transactions                       198,062
   Change in unrealized appreciation/depreciation of investments      884,277
                                                                   ----------
   Net gain on investments                                          1,082,339
                                                                   ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,249,082
                                                                   ==========

-----------------------------------------------------------------------------------


(1) Commencement of operations.

See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Statement of Changes in Net Assets



                                                                For the Period
                                                              September 16, 1997(1)
                                                                    through
                                                                 May 31, 1998
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:

   Net investment income                                          $   166,743
   Net realized gain from security transactions                       198,062
   Change in unrealized appreciation/depreciation of investments      884,277
                                                                  -----------
   Net increase in net assets resulting from operations             1,249,082
                                                                  -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income:
   ISI Class                                                         (105,433)
                                                                  -----------

CAPITAL SHARE TRANSACTIONS (NOTE B):
   Proceeds from sale of shares                                    18,021,106
   Value of shares issued in reinvestment of dividends                 99,815
   Cost of shares repurchased                                      (1,044,831)
                                                                  -----------
   Increase in net assets derived from capital share transactions  17,076,090
                                                                  -----------
     Total increase in net assets                                  18,219,739

NET ASSETS:
   Beginning of period                                                     --
                                                                  -----------
   End of period                                                  $18,219,739
                                                                  ===========

-----------------------------------------------------------------------------------

(1) Commencement of operations.

See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

Financial Highlights (For a share outstanding throughout the period)

                                                       For the Period
                                                    September 16, 1997(1)
                                                          through
                                                       May 31, 1998
--------------------------------------------------------------------------
Per Share Operating Performance:
   Net asset value at beginning of period                  $ 10.00
                                                           -------

Income from Investment Operations:
   Net investment income                                      0.13
   Net realized and unrealized gain on investments            0.96
                                                           -------
   Total from Investment Operations                           1.09
                                                           -------

Less Distributions:
   Distributions from net investment income                  (0.09)
                                                           -------
   Total distributions                                       (0.09)
                                                           -------
   Net asset value at end of period                        $ 11.00
                                                           =======

Total Return                                                 10.94%
Ratios to Average Daily Net Assets:
   Expenses                                                   1.00%*(2)
   Net investment income                                      2.03%*(3)

Supplemental Data:
   Net assets at end of period (000)                       $18,220
   Portfolio turnover rate                                   20.08%

--------------------------------------------------------------------------

 *  Annualized.
(1) Commencement of operations.
(2) Ratio of expenses to average net assets prior to expense waiver was 2.25%.
(3) Ratio of net investment income to average net assets prior to expense waiver was .775%.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


A. Significant Accounting Policies -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and commenced operations September 16, 1997, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively apportioning the Funds' assets between diversified investments in U.S. equity securities and U.S. Treasury Securities.

    The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a .25% distribution fee.

    When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

    Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor under the direction of the Board of Directors determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

    Repurchase Agreements -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

    Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

    The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax.

    As a result, the Fund has made no provisions for federal income taxes.

    Security Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

    Expenses are recorded as incurred. Dividend income and distributions to shareholders are recorded on the exdividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fee's which are amortized over a three-year period, which began when the Fund commenced investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor, Wilshire Associates Incorporated ("Wilshire") is the Funds subadvisor and Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the Fund's administrator.

    As compensation for advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. As compensation for subadvisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%. ISI and Wilshire have agreed to waive their annual fees and reimburse expenses proportionately when necessary, so that the Fund's total operating expenses are no more than 1.00% of its average daily net assets.

    As compensation for administrative services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.12%. ICC has agreed to waive its fee until the Fund has $50 million in net assets or has been in operation for one year, whichever occurs first.

    Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor, subadvisor or administrator.

    As compensation for its accounting services, the Fund pays ICC an annual fee based on the Fund's average daily net assets.

    As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly.

    Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian.

    As compensation for providing distribution services, the Fund pays ISI Group Inc., which is affiliated with ISI, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Fund's average daily net assets.

    The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period ended May 31, 1998 was $748, and the accrued liability was $739.

    As compensation for brokerage services, BTAlex. Brown brokers received $22,646 for the period ended May 31, 1998.

NOTES TO FINANCIAL STATEMENTS (concluded)


C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                                        For the Period
                                       Sept. 16, 1997(1)
                                            through
                                         May 31, 1998
                                       -----------------
    Shares sold                            1,744,374
    Shares issued to shareholders on
      reinvestment of dividends                9,391
    Shares redeemed                          (96,939)
                                         -----------
    Net increase in shares outstanding     1,656,826
                                         ===========

    Proceeds from sales of shares        $18,021,106
    Value of reinvested dividends             99,815
    Cost of shares redeemed               (1,044,831)
                                         -----------
    Net increase for capital share
      transactions                       $17,076,090
                                         ===========

    ----------
    (1) Commencement of operations.


D. Investment Transactions -- Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $11,788,014 and sales of investment securities aggregated $2,028,633 for the period ended May 31, 1998. Purchases of U.S. government obligations aggregated $6,085,021. There were no sales of U.S. government obligations for the period.

    On May 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,270,737 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $386,460.

E. Net Assets -- On May 31, 1998, net assets consisted of:

   Paid-in capital                       $17,076,090
   Accumulated net realized gain
     from security transactions              198,062
   Unrealized appreciation of
     investments                             884,277
   Undistributed net investment
     income                                   61,310
                                         -----------
                                         $18,219,739
                                         ===========

F. Federal Tax Information (unaudited) 68% of the net investment income dividends paid by the Fund during the tax period ended May 31, 1998, qualified for the Dividends Received Deduction.


--------------------------------------------------------------------------------

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
ISI Strategy Fund, Inc.

We have audited the statement of net assets of the ISIStrategy Fund, Inc. as of May 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the period September 16, 1997 (commencement of operations) through May 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 1998 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of ISIStrategy Fund, Inc. as of May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the stated period referred to above in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Princeton, New Jersey
June 26, 1998

PART C.           OTHER INFORMATION
                  -----------------

Item 23.              Exhibits

                      (a)(1) Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

                      (a)(2) Articles of Amendment to Articles of Incorporation, incorporated by reference to
                                 Exhibit 1(b) to Registrant's Registration
                                 Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

                      (b) By-Laws, incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on
                                 July 11, 1997.

                      (c) Instruments Defining Rights of Securities Holders, incorporated by reference to Exhibit 1 (Articles of Incorporation, Articles of Amendment) and Exhibit 2 (By-Laws) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001534) on August 15, 1997.

                      (d)(1) Investment Advisory Agreement between Registrant and International Strategy & Investment Inc., incorporated by reference to
                                 Exhibit 5(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

                      (d)(2) Sub-Advisory Agreement among Registrant, International Strategy & Investment Inc. and Wilshire Associates Incorporated, incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

                      (e)(1) Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the ISI Shares Class, incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

                      (e)(2) Form of Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the Institutional Shares Class, incorporated by reference to Exhibit 6(b) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

                      (e)(3) Form of Agency Distribution Agreement between International Strategy & Investment Group Inc. and Participating Broker-Dealers, incorporated by reference to Exhibit 6(c) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

                      (e)(4) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents, incorporated by reference to Exhibit 6(d) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11,
                                 1997.

                      (f)        None;

                      (g)        Custodian Agreement dated August 11,
                                 1997 between Registrant and Bankers Trust
                                 Company, filed herewith.

                      (h) Master Services Agreement (including Administration, Transfer Agency and Accounting Services appendices) between Registrant and Investment Company Capital Corp., incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

                      (i) Opinion of Counsel, incorporated by reference to Exhibit 10 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001534) on
                                 August 15, 1997.

                      (j)        Consent of Independent Auditors, filed
                                 herewith;

                      (k)        None;

                      (l) Subscription Agreement re: initial $100,000 capital, incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

                      (m) Distribution Plan with respect to the ISI Shares Class, incorporated by reference to
                                 Exhibit 15 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on
                                 February 26, 1998.

                      (n)        Financial Data Schedule, filed herewith.

                      (o)        Rule 18f-3 Plan, incorporated by reference to
                                 Exhibit 18 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on
                                 February 26, 1998.

                      (p) Powers of Attorney, incorporated by reference to Exhibit 24 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on
                                 February 26, 1998.

Item 24.       Persons Controlled by or under Common Control with Registrant
               -------------------------------------------------------------

               Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

                      None.

Item 25.       Indemnification
               ---------------

               State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                      Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

                      Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                      Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

                      Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                      Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

                      Sections 1, 2, 3, 4 and 5 of Article XIII of
                      Registrant's By-Laws, included as Exhibit (b) to this Registration Statement and incorporated herein by reference, provide as follows:

                      Section 1. Indemnification. The Corporation shall indemnify its Directors to the fullest extent that indemnification of Directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its Directors and to such further extent as is consistent with law. The Corporation shall indemnify its Directors and officers who while serving as Directors or officers also serve at the request of the Corporation as a Director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. This
                      Article XIII shall not protect any such person against any liability to the Corporation or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                      Section 2. Advances. Any current or former Director or officer of the Corporation claiming indemnification within the scope of this Article XIII shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1933 (the "1933 Act") and the 1940 Act, as such statutes are now or hereafter in force.

                      Section 3. Procedure. On the request of any current or former Director or officer requesting indemnification or an advance under this Article XIII, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, whether the standards required by this
                      Article XIII have been met.

                      Section 4. Other Rights. The indemnification provided by this Article XIII shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                      Section 5. Maryland Law. References to the Maryland General Corporation Law in this Article XIII are to such law as from time to time amended.

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.

Item 26.       Business and Other Connections of the Investment Advisor
               --------------------------------------------------------

                      Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

                      During the last two fiscal years, no director or officer of International Strategy & Investment Inc., the Registrant's investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

                      Describe any other business, profession, vocation or employment of a substantial nature in which the investment sub-advisor, and each director, officer or partner of the sub-advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee. (Disclose the name and principal business address of any company for which a person listed above serves in the capacity of director, officer, employee, partner or trustee, and the nature of the relationship.)

                      The list required by this Item 26 of officers and directors of Wilshire Associates Incorporated, together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wilshire Associates Incorporated pursuant to the Investment Advisors Act of 1940 (File No. 801-36233).

Item 27.       Principal Underwriters

             (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Fund's securities also acts as principal underwriter, depositor or investment advisor.

                      International Strategy & Investment Group Inc. acts as distributor for ISI Total Return U.S. Treasury Fund
                      Shares (a class of Total Return U.S. Treasury Fund, Inc.), ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI North American Government Bond Fund Shares (a class of North American Government Bond Fund, Inc.).

             (b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in response to Item 20.


          Name and Principal   Position and Offices with   Position and Offices
          Business Address*    Principal Underwriter       with Registrant
          ------------------   -------------------------   --------------------

          Edward S. Hyman      Chairman, Chief Executive   Chairman
                               Officer and Director        and Director

          R. Alan Medaugh      Director                    President
                                                           and Director

          Nancy Lazar          Executive                   Vice President
                               Vice President
                               and Director

          Joel Fein            Chief Financial              None
                               Officer

         ---------------------
         * 717 Fifth Avenue
           New York, New York 10022


        (c)      Not applicable.


Item 28.         Location of Accounts and Records
                 --------------------------------

                  State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

                  International Strategy & Investment Inc., 717 Fifth Avenue, New York, New York 10022, the Registrant's investment advisor, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's sub-advisor, Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401, the Registrant's distributor, International Strategy & Investment Group, Inc., 717 Fifth Avenue, New York, New York 10022, the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, NY 10006, or by the Registrant's administrator, transfer agent, dividend disbursing agent and accounting services provider, Investment Company Capital Corp., One South Street, Baltimore, MD 21202.

                  In particular, with respect to the records required by Rule 31a-1(b)(1), ICC and ISI each maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Bankers Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.


Item 29.                   Management Services
                           -------------------

                  Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing the parties to the contract and the total amount paid and by whom, for the Fund's last three fiscal years.

                  See Exhibits (g) and (h).


Item 30.          Undertakings

                  In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Fund intends to raise its initial capital under section 14(a)(3)[15U.S.C. 80a-14(a)(3)].

                           Not applicable.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 31st day of July, 1998.



                                                       ISI STRATEGY FUND, INC.

                                               By: /s/ R. Alan Medaugh
                                                   ----------------------------
                                                        R. Alan Medaugh
                                                        President and Director

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:



        *                           Chairman and Director          July 31, 1998
-----------------------                                            -------------
Edward S. Hyman                                                          Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
James J. Cunnane                                                         Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
John F. Kroeger                                                          Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
Louis E. Levy                                                            Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
Eugene J. McDonald                                                       Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
Michael J. Napoli, Jr.                                                   Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
Rebecca W. Rimel                                                         Date


        *                           Director                       July 31, 1998
-----------------------                                            -------------
Truman T. Semans                                                         Date


         *                          Director                       July 31, 1998
-----------------------                                            -------------
Carl  W. Vogt, Esq.                                                      Date



/s/ R. Alan Medaugh                 President and Director         July 31, 1998
------------------------                                           -------------
R. Alan Medaugh                                                          Date


/s/ Joseph A. Finelli               Chief Financial                July 31, 1998
------------------------            and Accounting                 -------------
Joseph A. Finelli                   Officer                              Date



* By: /s/Amy M. Olmert
      ------------------
        Attorney-In-Fact

                            ISI STRATEGY FUND, INC.

                               INDEX OF EXHIBITS
              ------------------------------------------------------------------
EDGAR
Exhibit                             Document
Number
              ------------------------------------------------------------------

              (a)(1)   Articles of Incorporation, incorporated by reference to
                       Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

              (a)(2) Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(b) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

              (b)      By-Laws, incorporated by reference to Exhibit
                       2 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

              (c) Instruments Defining Rights of Securities Holders, incorporated by reference to Exhibit 1 (Articles of Incorporation, Articles of Amendment) and Exhibit 2 (By-Laws) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001534) on August 15, 1997.

              (d)(1) Investment Advisory Agreement between Registrant and International Strategy & Investment Inc., incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (d)(2) Sub-Advisory Agreement among Registrant, International Strategy & Investment Inc. and Wilshire Associates Incorporated, incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (e)(1) Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the ISI Shares Class, incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (e)(2) Form of Distribution Agreement between Registrant and International Strategy & Investment Group Inc. with respect to the Institutional Shares Class, incorporated by reference to Exhibit 6(b) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

              (e)(3) Form of Agency Distribution Agreement between International Strategy & Investment Group Inc. and Participating Broker-Dealers, incorporated by reference to Exhibit 6(c) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

                            ISI STRATEGY FUND, INC.

                               INDEX OF EXHIBITS
              ------------------------------------------------------------------
EDGAR
Exhibit                              Document
Number
              ------------------------------------------------------------------



              (e)(4) Form of Shareholder Servicing Agreement between Registrant and Shareholder Servicing Agents incorporated by reference to Exhibit 6(d) to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001293) on July 11, 1997.

              (f)      None;

EX-99.B       (g)      Custodian Agreement dated August 11, 1997 between
                       Registrant and Bankers Trust Company, filed herewith.

              (h) Master Services Agreement (including Administration, Transfer Agency and Accounting Services appendices) between Registrant and Investment Company Capital Corp. incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (i) Opinion of Counsel incorporated by reference to Exhibit 10 of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001534) on August 15, 1997.

EX-99.B       (j)      Consent of Independent Auditors, filed herewith;

              (k)      None;

              (l) Subscription Agreement re: initial $100,000 capital incorporated by reference to Exhibit 13 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (m) Distribution Plan with respect to the ISI Shares Class incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

EX-99.B       (n)      Financial Data Schedule, filed herewith.

              (o) Rule 18f-3 Plan incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.

              (p)      Powers of Attorney incorporated by reference to
                       Exhibit 24 of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-31127), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-98-000491) on February 26, 1998.